                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06526

                               The Coventry Group
               (Exact name of registrant as specified in charter)

     3435 Stelzer Road Columbus, OH                                      43219
(Address of principal executive offices)                              (Zip code)

      BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 614-470-8000

Date of fiscal year end: 3/31/06

Date of reporting period: 12/31/05

ITEM 1. SCHEDULE OF INVESTMENTS.

1ST SOURCE MONOGRAM FUNDS
SPECIAL EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                            SHARES     VALUE($)
                                                          ---------   ----------
COMMON STOCKS - 95.1%
BASIC MATERIALS - 5.4%
Century Aluminum Co. (b)                                      7,400      193,954
Landec Corp. (b)                                             26,200      203,836
Louisiana-Pacific Corp.                                       4,000      109,880
Lyondell Chemical Co.                                         9,000      214,380
Plum Creek Timber Co., Inc.                                   2,900      104,545
Sigma-Aldrich Corp.                                           5,700      360,753
Steel Dynamics, Inc.                                         12,100      429,671
                                                                      ----------
                                                                       1,617,019
                                                                      ----------
COMMUNICATIONS - 7.5%
Aeroflex, Inc. (b)                                           38,500      413,875
Boston Communications Group, Inc. (b)                        35,900       40,567
Comtech Telecommunications (b)                                9,200      280,968
Cryptologic, Inc.                                            16,400      321,276
Polycom, Inc. (b)                                            32,800      501,840
Spectralink Corp.                                            29,000      344,230
Telecommunication Systems, Inc. (b)                         168,400      370,480
                                                                      ----------
                                                                       2,273,236
                                                                      ----------
CONSUMER CYCLICAL - 11.8%
Brown Shoe Company, Inc.                                      8,200      347,926
Buffalo Wild Wings, Inc. (b)                                  7,100      235,791
CBRL Group, Inc.                                              5,200      182,780
Century Casinos, Inc. (b)                                    28,000      240,800
First Cash Financial Services, Inc. (b)                      15,800      460,728
LIFE TIME FITNESS, Inc. (b)                                   9,600      365,664
MSC Industrial Direct Co., Inc.                               9,600      386,112
Oshkosh Truck Corp.                                          13,600      606,424
RC2 Corp. (b)                                                11,200      397,824
Scan Source, Inc. (b)                                         4,375      239,225
Shuffle Master, Inc. (b)                                      4,000      100,560
                                                                      ----------
                                                                       3,563,834
                                                                      ----------
CONSUMER NON-CYCLICAL - 9.0%
Career Education Corp. (b)                                   10,800      364,176
Corn Products International, Inc.                             8,700      207,843
CRA International, Inc. (b)                                   6,535      311,654
Healthcare Services Group                                    16,900      349,999
Nash Finch Co.                                                8,300      211,484
Navigant Consulting, Inc. (b)                                16,900      371,462
Source Interlink Companies, Inc. (b)                         41,500      461,480
Spectrum Brands, Inc. (b)                                    11,300      229,503
Yankee Candle Co.                                             8,200      209,920
                                                                      ----------
                                                                       2,717,521
                                                                      ----------
ENERGY - 10.5%
Cal Dive International, Inc. (b)                             13,000      466,570
Carrizo Oil & Gas, Inc. (b)                                   3,600       88,956

Edge Petroleum Corp. (b)                                     15,600      388,596
FMC Technologies, Inc. (b)                                    9,700      416,324
Global Industries, Ltd. (b)                                  28,000      317,800
Headwaters, Inc. (b)                                         10,000      354,400
McMoRan Exploration Co. (b)                                   5,200      102,804
Petrohawk Energy Corp. (b)                                   27,500      363,550
Petroleum Development Corp. (b)                              11,100      370,074
Rowan Cos., Inc.                                              8,200      292,248
                                                                      ----------
                                                                       3,161,322
                                                                      ----------
FINANCIAL - 17.3%
American Campus Communities, Inc.                            12,800      317,440
Biomed Realty Trust, Inc.                                     8,900      217,160
Boston Private Financial Holdings, Inc.                      14,931      454,201
Education Realty Trust, Inc.                                 17,600      226,864
Encore Capital Group, Inc. (b)                               26,700      463,245
Fidelity Bankshares, Inc.                                     8,700      284,490
Franklin Bank Corp. (b)                                      16,500      296,835
Glacier Bancorp, Inc.                                         3,000       90,150
HCC Insurance Holdings, Inc.                                 12,800      379,904
Health Care Property Investors, Inc.                          6,400      163,584
LTC Properties, Inc.                                         10,700      225,021
Max Re Capital Ltd.                                          18,200      472,654
Portfolio Recovery Associates, Inc. (b)                       6,750      313,470
PrivateBancorp, Inc.                                          7,300      259,661
Sterling Bancorp                                             16,590      327,321
W.R. Berkley Corp.                                           10,250      488,105
Webster Financial Corp.                                       5,700      267,330
                                                                      ----------
                                                                       5,247,435
                                                                      ----------
HEALTH CARE - 9.7%
Adeza Biomedical Corp. (b)                                   12,600      265,230
America Service Group, Inc. (b)                              12,200      193,492
Amsurg Corp. (b)                                             17,300      395,478
First Horizon Pharmaceutical Corp. (b)                       14,000      241,500
Natus Medical, Inc. (b)                                      10,600      171,084
Odyssey Healthcare, Inc. (b)                                 22,200      413,808
Par Pharmaceutical Cos., Inc. (b)                            11,200      351,008
Pediatrix Medical Group, Inc. (b)                             7,100      628,847
Pro-Dex, Inc. (b)                                            28,500       70,110
Symmetry Medical, Inc. (b)                                    9,400      182,266
                                                                      ----------
                                                                       2,912,823
                                                                      ----------
INDUSTRIALS - 14.7%
Armor Holdings, Inc. (b)                                      7,000      298,550
Celadon Group (b)                                            14,000      403,200
DRS Technologies, Inc.                                        3,300      169,686
Excel Technology, Inc. (b)                                   10,900      259,202
Idex Corp.                                                    8,900      365,879
Kaydon Corp.                                                 16,500      530,310
Mettler Toledo International, Inc. (b)                        4,400      242,880
Pentair, Inc.                                                 2,600       89,752
Photon Dynamics, Inc. (b)                                     9,800      179,144
Roper Industries, Inc.                                       12,800      505,728
Stericycle, Inc. (b)                                          8,200      482,816
Waste Connections, Inc. (b)                                  10,450      360,107
Watts Water Technologies, Inc.                                4,100      124,189
Zebra Technologies Corp., Class A (b)                         9,800      419,930
                                                                      ----------

                                                                       4,431,373
                                                                      ----------
TECHNOLOGY - 6.8%
ChipMOS Technologies Ltd. (b)                                84,000      487,200
Dendrite International, Inc. (b)                             21,900      315,579
Mad Catz Interactive, Inc. (b)                              396,300      293,262
Omnivision Technologies (b)                                  33,500      668,660
Skyworks Solutions, Inc. (b)                                 21,400      108,926
Stratasys, Inc. (b)                                           7,200      180,072
                                                                      ----------
                                                                       2,053,699
                                                                      ----------
UTILITIES - 2.4%
PNM Resources, Inc.                                          12,700      311,023
Southwest Water Co.                                          29,085      416,206
                                                                      ----------
                                                                         727,229
                                                                      ----------
TOTAL COMMON STOCKS                                                   28,705,491
                                                                      ----------
COST $25,479,102

INVESTMENT COMPANIES - 5.0%
Fifth Third Prime Money Market Fund-                      1,502,408    1,502,408
                                                                      ----------
   Institutional Class

TOTAL INVESTMENT COMPANIES                                             1,502,408
                                                                      ----------
COST $1,502,408

TOTAL INVESTMENTS (COST $26,981,510) (a) - 100.1%                     30,207,899
                                                                      ==========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation .......   $ 4,342,260
Unrealized depreciation .......    (1,115,871)
                                  -----------
Net unrealized appreciation ...     3,226,389
                                  ===========

(b)  Represents non-income producing security.

See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
INCOME EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                           SHARES      VALUE($)
                                                          --------   -----------
COMMON STOCKS - 89.3%
BASIC MATERIALS - 13.0%
Air Products and Chemicals, Inc.                            20,000     1,183,800
Alcoa, Inc.                                                 62,000     1,833,340
Anglo American PLC ADR                                      68,400     2,378,952
Dow Chemical Co.                                            16,000       701,120
E. I. du Pont de Nemours & Co.                              47,000     1,997,500
Newmont Mining Corp.                                        32,000     1,708,800
Olin Corp.                                                  80,000     1,574,400
Plum Creek Timber Co., Inc.                                 20,000       721,000
Potash Corp. of Saskatchewan, Inc.                           9,000       721,980
RPM, Inc.                                                   80,000     1,389,600
Weyerhaeuser Co.                                            12,000       796,080
                                                                     -----------
                                                                      15,006,572
                                                                     -----------
COMMUNICATIONS - 7.4%
AT&T, Inc.                                                  70,000     1,714,300
Belo Corp., Series A                                        37,000       792,170
Harris Corp.                                                35,600     1,531,156
Motorola, Inc.                                              57,000     1,287,630
Sprint Nextel Corp.                                         70,000     1,635,200
Verizon Communications                                      53,000     1,596,360
                                                                     -----------
                                                                       8,556,816
                                                                     -----------
CONSUMER CYCLICAL - 3.2%
Grainger (W.W.), Inc.                                       25,000     1,777,500
RadioShack Corp.                                            22,000       462,660
Sabre Holdings Corp.                                        60,000     1,446,600
                                                                     -----------
                                                                       3,686,760
                                                                     -----------
CONSUMER NON-CYCLICAL - 9.5%
Albertson's, Inc.                                           60,000     1,281,000
Archer-Daniels-Midland Co.                                  60,000     1,479,600
Avery-Dennison Corp.                                        26,000     1,437,020
Avon Products, Inc.                                         52,000     1,484,600
ConAgra, Inc.                                               85,000     1,723,800
H.J. Heinz Co.                                              27,000       910,440
Kimberly-Clark Corp.                                        20,000     1,193,000
Sotheby's Holdings Services, Inc., Class A (b)              81,000     1,487,160
                                                                     -----------
                                                                      10,996,620
                                                                     -----------
ENERGY - 10.5%
Anadarko Petroleum Corp.                                    15,000     1,421,250
Chevron Corp.                                               13,000       738,010
GlobalSantaFe Corp.                                         48,000     2,311,200
Marathon Oil Corp.                                          35,000     2,133,950
National Fuel Gas                                           50,000     1,559,500
Schlumberger Ltd.                                           29,000     2,817,350
Williams Cos., Inc.                                         50,000     1,158,500
                                                                     -----------
                                                                      12,139,760
                                                                     -----------

FINANCIAL - 10.4%
Arthur J. Gallagher & Co.                                   39,000     1,204,320
Citigroup, Inc.                                             33,000     1,601,490
Hospitality Properties Trust                                14,100       565,410
J.P. Morgan Chase & Co.                                     42,000     1,666,980
Keycorp                                                     38,000     1,251,340
Lincoln National Corp.                                      25,000     1,325,750
Morgan Stanley                                               7,000       397,180
Old National Bancorp                                        52,644     1,139,216
Thornburg Mortgage, Inc.                                    32,000       838,400
UnumProvident Corp.                                         40,000       910,000
Waddell & Reed Financial, Inc.                              50,000     1,048,500
                                                                     -----------
                                                                      11,948,586
                                                                     -----------
HEALTH CARE - 8.4%
Abbott Laboratories                                         37,000     1,458,910
Bristol-Myers Squibb Co.                                    66,000     1,516,680
Humana, Inc. (b)                                            40,000     2,173,200
Medco Health Solutions, Inc. (b)                            11,000       613,800
Merck & Co., Inc.                                           20,000       636,200
Novartis AG ADR                                             34,000     1,784,320
Pfizer, Inc.                                                65,000     1,515,800
                                                                     -----------
                                                                       9,698,910
                                                                     -----------
INDUSTRIALS - 17.8%
Avnet, Inc. (b)                                             73,000     1,747,620
Emerson Electric Co.                                        19,000     1,419,300
Fluor Corp.                                                 23,000     1,776,980
General Electric Co.                                        50,000     1,752,500
Honeywell International, Inc.                               40,000     1,490,000
Hubbell, Inc., Class B                                      30,000     1,353,600
Pall Corp.                                                  55,100     1,479,986
Parker-Hannifin Corp.                                       24,000     1,583,040
Raytheon Co.                                                40,000     1,606,000
Shaw Group, Inc. (b)                                        58,000     1,687,220
Sonoco Products Co.                                         60,000     1,764,000
Waste Management, Inc.                                      50,000     1,517,500
Watts Water Technologies, Inc.                              40,000     1,211,600
                                                                     -----------
                                                                      20,389,346
                                                                     -----------
TECHNOLOGY - 5.5%
BEA Systems, Inc. (b)                                      115,000     1,081,000
Computer Sciences Corp. (b)                                 40,000     2,025,600
Diebold, Inc.                                               25,000       950,000
Hewlett-Packard Co.                                         62,000     1,775,060
Microsoft Corp.                                             20,000       523,000
                                                                     -----------
                                                                       6,354,660
                                                                     -----------
UTILITIES - 3.6%
American Electric Power Co., Inc.                           41,000     1,520,690
NiSource, Inc.                                              70,000     1,460,200
Southwest Gas Corp.                                         45,900     1,211,760
                                                                     -----------
                                                                       4,192,650
                                                                     -----------
TOTAL COMMON STOCKS                                                  102,970,680
                                                                     -----------
COST $83,281,622

INVESTMENT COMPANIES - 8.5%

Fifth Third Prime Money Market Fund -                    8,805,842     8,805,842
Institutional Class

Kayne Anderson Investment Co.                               40,000       973,600
                                                                     -----------
TOTAL INVESTMENT COMPANIES                                             9,779,442
                                                                     -----------
COST $9,813,981

PREFERRED STOCKS - 0.9%
CONSUMER NON-CYCLICAL - 0.3%
Albertson's, Inc., 7.25%, 5/16/07                           13,000       293,150
                                                                     -----------
HEALTH CARE - 0.6%
Baxter International, Inc., 7.00%, 2/16/06                  14,000       752,500
                                                                     -----------
TOTAL PREFERRED STOCKS                                                 1,045,650
                                                                     -----------
COST $1,008,242

                                               PRINCIPAL AMOUNT($)     VALUE($)
                                               -------------------   -----------
CONVERTIBLE BONDS - 2.2%
COMMUNICATIONS - 0.4%
Echostar Communications, 5.75%, 5/15/08               500,000            487,500
                                                                     -----------
HEALTH CARE - 0.8%
Sunrise Senior Living, Inc., 5.25%, 2/1/09            500,000            967,500
                                                                     -----------
TECHNOLOGY - 1.0%
BEA Systems, 4.00%, 12/15/06                        1,050,000          1,031,625
                                                                     -----------
TOTAL CONVERTIBLE BONDS                                                2,486,625
                                                                     -----------

COST $2,040,404

TOTAL INVESTMENTS (COST $96,144,249) (a) - 100.9%                    116,282,397
                                                                     ===========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation .......   $22,381,302
Unrealized depreciation .......    (2,243,154)
                                  -----------
Net unrealized appreciation ...    20,138,148
                                  ===========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

See Notes to Schedule of  Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
INCOME FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                          PRINCIPAL
                                                          AMOUNT($)     VALUE($)
                                                          ---------   ----------
ASSET BACKED SECURITIES - 12.7%
ABN Amro Mortgage Corp., 5.50%,                             540,518      539,308
2/25/18, Series 2003-13, Class A2
Chase Commercial Mortgage Securities                      1,208,133    1,247,578
Corp., 7.09%, 10/15/32
Chase Issuance Trust, 4.23%, 1/15/13                        700,000      683,735
Citibank Credit Card Issuance Trust,                        400,000      400,395
4.95%, 2/9/09
Citibank Credit Card Issuance Trust,                      1,500,000    1,451,349
3.50%, 8/16/10
Countrywide Home Loans, 4.50%,                            1,082,976    1,059,882
8/25/19
General Motors Acceptance Corp.,                            154,637      154,143
8.02%, 11/25/29 (c)
Impac CMB Trust, 4.81%, 5/25/35,                            396,743      396,743
Series 2005-4, Class 1M1
Indymac Index Mortgage Loan Trust,                          468,745      468,334
5.37%, 3/25/35, Series 2005-AR1, Class
3A1
MBNA Credit Card Master Note Trust,                       1,300,000    1,265,265
4.10%, 10/15/12
MBNA Master Credit Card Trust 99 B                          790,000      816,224
A, 5.90%, 8/15/11
New Century Home Equity Loan Trust,                         432,765      431,453
7.39%, 5/25/29
Structured Asset Securities Corp.,                          571,288      562,808
5.00%, 2/25/34, Series 2004-4XS, Class
A3A
                                                                      ----------
TOTAL ASSET BACKED SECURITIES                                          9,477,217
                                                                      ----------

COST $9,743,881

CORPORATE BONDS - 27.2%
BANK HOLDING COMPANIES - 3.0%
HSBC Capital Funding LLC, 4.61%,                            500,000      471,546
6/27/13 (b) (c)
Marshall & Ilsley Corp., 4.375%,                            700,000      687,445
8/1/09
South Trust Corp., 5.80%, 6/15/14                         1,000,000    1,041,045
                                                                      ----------
                                                                       2,200,036
                                                                      ----------
BASIC MATERIALS - 0.6%
Alcan, Inc., 4.50%, 5/15/13                                 450,000      428,234
                                                                      ----------
COMMUNICATIONS - 2.2%

Bell Atlantic Virginia, 7.625%,                             540,000      593,900
12/1/12
Bell Telephone Co. Pennsylvania,                            500,000      515,097
7.375%, 7/15/07
Comcast Cable Communications,                               500,000      525,166
                                                                      ----------
6.875%, 6/15/09
                                                                       1,634,163
                                                                      ----------
COMPUTER AND DATA PROCESSING SERVICES - 1.5%
Dell Computer Corp., 6.55%, 4/15/08                         750,000      775,572
Hewlett-Packard Co., 6.50%, 7/1/12                          300,000      323,640
                                                                      ----------
                                                                       1,099,212
                                                                      ----------
CONSUMER GOODS & SERVICES - 1.7%
Black & Decker, 7.125%, 6/1/11                              705,000      757,017
Walt Disney Co., 5.375%, 6/1/07                             525,000      528,314
                                                                      ----------
                                                                       1,285,331
                                                                      ----------
FINANCIAL - 7.4%
BankAmerica Corp., 7.125%, 3/1/09                           500,000      531,462
Bear Stearns Co., 4.50%, 10/28/10                           500,000      488,116
Cit Group, Inc., 5.10%, 12/15/07                            250,000      248,489
Commercial Credit Co., 10.00%,                            1,300,000    1,476,240
12/1/08
Goldman Sachs Group, Inc., 5.125%,                          500,000      494,346
1/15/15
Household Finance Co., 6.375%,                              325,000      343,550
10/15/11
International Lease Finance Corp.,                          300,000      297,844
4.35%, 9/15/07
Morgan Stanley, 4.75%, 4/1/14                               500,000      479,534
Torchmark Corp., 6.25%, 12/15/06                            500,000      503,796
Wachovia Bank, 4.875%, 2/1/15                               600,000      585,129
                                                                      ----------
                                                                       5,448,506
                                                                      ----------
FOOD & RELATED - 1.5%
Cargill, Inc., 6.15%, 2/25/08 (b)                           600,000      615,171
Diageo Cap PLC, 4.375%, 5/3/10                              500,000      487,685
                                                                      ----------
                                                                       1,102,856
                                                                      ----------
HEALTH CARE - 2.1%
Amgen, Inc., 4.00%, 11/18/09                                600,000      581,827
United Health Group, 3.75%, 2/10/09                       1,000,000      967,671
                                                                      ----------
                                                                       1,549,498
                                                                      ----------
MANUFACTURING - 2.5%
General Electric Co., 5.00%, 2/1/13                       1,300,000    1,299,324
Parker-Hannifin, 4.875%, 2/15/13                            600,000      593,923
                                                                      ----------
                                                                       1,893,247
                                                                      ----------
PUBLISHING-NEWSPAPER - 0.5%
Tribune Co., 4.875%, 8/15/10                                400,000      390,075
                                                                      ----------
REAL ESTATE - 0.5%
HD Real Estate Funding Corp. II,                            400,000      407,554
                                                                      ----------
5.95%, 10/15/08 (b)
RETAIL - 2.0%
Costco Wholesale Corp., 5.50%,                            1,000,000    1,005,874
3/15/07

CVS Corp., 4.00%, 9/15/09                                   500,000      480,890
                                                                      ----------
                                                                       1,486,764
                                                                      ----------
SPECIAL PURPOSE ENTITY - 1.3%
Targeted Return Index, 5.94%, 1/25/07 (b) (c)               632,307      634,128
Targeted Return Index, 6.96%, 1/15/12 (b) (c)               342,000      367,647
                                                                      ----------
                                                                       1,001,775
                                                                      ----------
TECHNOLOGY - 0.4%
First Data Corp., 4.95%, 6/15/15                            350,000      331,371
                                                                      ----------
TOTAL CORPORATE BONDS                                                 20,258,622
                                                                      ----------
COST $20,655,824

U.S. GOVERNMENT AGENCY SECURITIES - 48.0%
FANNIE MAE - 18.6%
4.00%, 3/10/08                                            1,300,000    1,280,270
3.875%, 11/17/08                                            600,000      584,980
4.00%, 1/26/09                                              900,000      881,080
4.20%, 6/8/09                                             1,000,000      980,683
4.00%, 11/30/09                                           1,500,000    1,457,781
4.50%, 6/1/10                                               500,000      491,220
4.75%, 2/21/13                                              500,000      493,949
5.50%, 9/1/14, Pool # 535170                                460,564      464,319
5.05%, 4/28/15                                              500,000      491,428
5.50%, 11/1/16, Pool # 615245                               255,225      257,096
5.00%, 4/26/17                                              700,000      677,459
4.00%, 10/1/18, Pool # 555811                               384,885      368,219
5.00%, 3/1/20, Pool # 819410                                718,531      710,883
5.00%, 7/25/23, Series 2005-4, Class VG, CMO              1,301,800    1,249,162
6.00%, 8/1/24, Pool # 255362                                634,286      644,263
5.00%, 11/1/24, Pool # C90863                             1,414,626    1,382,679
5.00%, 8/1/25, Pool # 255892                                687,713      672,383
5.00%, 2/15/26, Series 2624, Class ID, CMO                1,150,733      177,765
4.225%, 10/1/32, Pool # 659567                               84,102       86,613
4.80%, 11/1/34, Pool # 782320                               501,999      496,623
                                                                      ----------
                                                                      13,848,855
                                                                      ----------
FEDERAL FARM CREDIT BANK - 0.9%
5.20%, 12/27/12                                             650,000      652,131
                                                                      ----------
FEDERAL HOME LOAN BANK - 8.5%
2.42%, 12/29/06                                           1,000,000      977,137
3.29%, 3/24/08 (c)                                        1,000,000      990,423
4.40%, 7/28/08                                              600,000      594,406
4.25%, 8/25/08                                              500,000      497,291
4.75%, 10/25/10, Series 00-0582, Class H, CMO             1,757,596    1,747,231
4.875%, 11/15/11                                          1,000,000    1,002,851
5.50%, 8/23/13                                              500,000      496,998
                                                                      ----------
                                                                       6,306,337
                                                                      ----------
FREDDIE MAC - 15.6%
3.50%, 2/13/08                                              725,000      704,264
4.50%, 7/1/08, Pool # M90827                                657,775      649,824
4.375%, 7/30/09                                             900,000      882,952
4.125%, 10/18/10                                          1,500,000    1,458,779
4.50%, 12/15/13, Series 2723, Class AT, CMO                 331,497      325,322
5.00%, 11/13/14                                           1,500,000    1,489,120
5.50%, 5/15/15, Series 2808, Class VA, CMO                  895,208      905,905

4.00%, 12/15/16, Series 2672, Class NF, CMO                 735,323      707,165
4.00%, 12/15/17, Series 2595, Class BL, CMO                 770,267      745,065
5.50%, 10/1/25, Series 2808, Class VA, CMO                  495,655      494,932
4.50%, 6/15/27, Series 2598, Class QC, CMO                1,500,000    1,479,196
4.00%, 3/15/28, Series 2583, Class MG, CMO                  822,628      808,594
5.27%, 5/1/31, Pool # 847292 (c)                            501,541      514,349
3.66%, 8/1/33, Pool # 847281 (c)                            442,031      444,689
                                                                      ----------
                                                                      11,610,156
                                                                      ----------
GOVERNMENT NATIONAL MORTGAGE ASSOC. - 2.6%
5.00%, 5/20/31, Series 2004-19, Class PD, CMO             1,500,000    1,469,464
5.00%, 7/20/34, Series 2004-105, Class MC, CMO              500,000      468,399
                                                                      ----------
                                                                       1,937,863
                                                                      ----------
TENNESSEE VALLEY AUTHORITY - 1.8%
6.25%, 12/15/17                                           1,200,000    1,342,129
                                                                      ----------
TOTAL U.S. GOVERNMENT AGENCY SECURITIES                               35,697,471
                                                                      ----------
COST $36,351,390

U.S. TREASURY NOTES - 5.0%
1.625%, 1/15/15                                           1,700,000    1,708,578
4.25%, 8/15/15                                            2,000,000    1,974,140
                                                                      ----------
TOTAL U.S. TREASURY NOTES                                              3,682,718
                                                                      ----------
COST $3,740,914

MUNICIPAL BONDS - 0.7%
Wisconsin State General Revenue,                            500,000      500,000
                                                                      ----------
Subseries B-5, 4.31%, 5/1/32 (c)

TOTAL MUNICIPAL BONDS                                                    500,000
                                                                      ----------
COST $500,000

                                                            SHARES     VALUE($)
                                                          ---------   ----------
PREFERRED STOCKS - 2.9%
FINANCIAL - 2.5%
Aegon Floating Rate Preferred, 5.255%,                       10,000      249,500
12/15/10
Cabco GS Cap Preferred, 4.12%,                               49,400    1,129,284
2/15/34
HSBC USA, Inc. Preferred, 5.28%,                             11,000      283,800
1/1/11
UBS Preferred Funding Trust IV,                               9,600      243,168
3.92%, 6/15/08
                                                                      ----------
                                                                       1,905,752
                                                                      ----------
HEALTH CARE - 0.4%
Aetna, Inc., 8.50%, 8/31/41                                  10,800      275,184
                                                                      ----------
TOTAL PREFERRED STOCKS                                                 2,180,936
                                                                      ----------
COST $2,261,742

INVESTMENT COMPANIES - 2.8%
Fifth Third Prime Money Market Fund -                     1,522,328    1,522,328
Institutional Class
iSshares GS Investop Index Fund                               4,900      527,338
                                                                      ----------
TOTAL INVESTMENT COMPANIES                                             2,049,666
                                                                      ----------
COST $2,066,074

TOTAL INVESTMENTS (COST $75,319,825) (a)-99.3%                        73,846,630
                                                                      ==========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation ...............   $    83,647
Unrealized depreciation ...............    (1,556,842)
                                          -----------
Net unrealized depreciation ...........   $(1,473,195)
                                          ===========

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933.

(c) Variable Rate Security. The interest rates on these securities are adjusted periodically to reflect then current short-term interest rates. The rates presented in this report represent the rates that were in effect on December 31, 2005.

CMO - Collateralized Mortgage Obligation.

See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
LONG/SHORT FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                            SHARES     VALUE($)
                                                          ---------   ----------
COMMON STOCKS - 77.9%
BASIC MATERIALS - 6.1%
Alcoa, Inc.                                                  16,000      473,120
BHP Billiton Ltd. ADR                                        10,500      350,910
Sappi Ltd. ADR                                               31,000      351,230
Smurfit-Stone Container Corp. (b)                            10,000      141,700
Stora Enso Oyj ADR                                            8,800      118,976
Weyerhaeuser Co.                                              4,000      265,360
                                                                      ----------
                                                                       1,701,296
                                                                      ----------
COMMUNICATIONS - 16.5%
America Movil S.A. de CV ADR                                 15,000      438,900
AT&T, Inc.                                                   30,000      734,701
Deutsche Telekom AG ADR                                      12,000      199,560
Earthlink, Inc (b)                                           22,000      244,420
France Telecom SA ADR                                        13,000      322,920
Nokia Corp. ADR                                              10,000      183,000
PT Telekomunikasi Indonesia ADR                              12,400      295,864
Tele Norte Leste Participacoes SA                            15,000      268,800
ADR
Telefonos de Mexico ADR                                      26,000      641,680
Time Warner, Inc.                                            26,000      453,440
Verizon Communications                                       18,000      542,160
Vodafone Group PLC ADR                                       13,000      279,110
                                                                      ----------
                                                                       4,604,555
                                                                      ----------
CONSUMER CYCLICAL - 2.5%
Ingram Micro, Inc. (b)                                       12,000      239,160
Russell Corp.                                                12,000      161,520
Toyota Motor Co. ADR                                          3,000      313,860
                                                                      ----------
                                                                         714,540
                                                                      ----------
CONSUMER NON-CYCLICAL - 11.8%
Anheuser-Busch Cos., Inc.                                     4,000      171,840
ConAgra, Inc.                                                13,000      263,640
DiamondCluster International, Inc. (b)                       25,000      198,500
Fomento Economico Mexicano S.A. ADR                          10,000      725,100
Fresh Del Monte Produce, Inc.                                15,700      357,489
H&R Block, Inc.                                              16,000      392,800
Molson Coors Brewing Co., Class B                             8,000      535,920
The Servicemaster Co.                                        15,000      179,250
UST, Inc.                                                    12,000      489,960
                                                                      ----------
                                                                       3,314,499
                                                                      ----------
ENERGY - 9.2%
Burlington Resources, Inc.                                    4,000      344,800
Chesapeake Energy Corp.                                       7,000      222,110
ConocoPhillips                                                6,000      349,080
Enerplus Resources Fund                                      12,000      575,760
Plains All American Pipeline LP                              11,500      455,055
Plains Exploration & Product Co. (b)                          7,000      278,110
XTO Energy, Inc.                                              8,333      366,152
                                                                      ----------
                                                                       2,591,067
                                                                      ----------

FINANCIAL - 13.7%
ABN Amro Holding NV ADR                                      12,586      328,998
American International Group, Inc.                            6,000      409,380
Ameriprise Financial, Inc.                                    5,000      205,000
Barclays PLC ADR                                             16,000      673,280
Crescent Real Estate Equities Co.                             8,000      158,560
Education Realty Trust, Inc.                                 30,000      386,700
Equity Office Properties Trust                                8,000      242,640
TCF Financial Corp.                                          10,000      271,400
The Allstate Corp.                                           15,000      811,050
Washington Mutual, Inc.                                       8,000      348,000
                                                                      ----------
                                                                       3,835,008
                                                                      ----------
HEALTH CARE - 0.4%
Pfizer, Inc.                                                  5,000      116,600
                                                                      ----------
INDUSTRIALS - 7.7%
Accenture Ltd.                                               15,000      433,050
Arlington Tankers Ltd.                                       14,700      319,725
Lafarge S.A. ADR                                             13,900      313,028
Nordic American Tanker Shipping Ltd.                          7,000      201,530

Parker-Hannifin Corp.                                         8,000      527,680
Waste Management, Inc.                                       12,000      364,200
                                                                      ----------
                                                                       2,159,213
                                                                      ----------
TECHNOLOGY - 3.9%
ATI Technologies, Inc. (b)                                    8,000      135,920
First Data Corp.                                             10,000      430,100
Kanbay International, Inc. (b)                               15,000      238,350
Microsoft Corp.                                              11,000      287,650
                                                                      ----------
                                                                       1,092,020
UTILITIES - 6.1%
American Electric Power Co., Inc.                             6,000      222,540
Companhia de Saneamento Basico                                7,000      118,090
ADR
DTE Energy Co.                                                5,000      215,950
Korea Electric Power Corp. ADR                               30,000      584,700
Peoples Energy Corp.                                         16,000      561,120
                                                                      ----------
                                                                       1,702,400
                                                                      ----------
TOTAL COMMON STOCKS                                                   21,831,198
                                                                      ----------
COST $20,602,104

PREFERRED STOCKS - 18.8%
FINANCIAL - 17.8%
Bank One Capital Trust VI,                                   18,600      475,044
7.20%, 10/15/31

Bank One Capital V, 8.00%,                                    8,000      203,200
1/30/31

BNY Capital IV, 6.875%,                                       8,000      201,200
12/01/28

Cabco GS Cap, 4.12%,                                         47,100    1,076,706
2/15/34

Fleet Capital Trust VII, 7.20%,                              39,100      986,102
12/15/31

Fleet Capital Trust VIII,                                    11,400      289,788

7.20%, 3/15/32

Goldman Sach, 3.91%,                                         10,000      257,000
4/25/10

HSBC USA, Inc., 4.25%,                                       10,000      255,500
4/7/10

Lehman Brothers, 3.97%,                                      13,600      344,488
2/15/09

Merrill Lynch, 4.07%,                                        20,000      509,000
11/28/09

Scottish Re Group Ltd.,                                      15,300      384,795
                                                                      ----------
7.25%, 07/15/10
                                                                       4,982,823

UTILITIES - 1.0%
Detroit Energy, 7.80%,                                       11,103      282,682
                                                                      ----------
02/01/32

TOTAL PREFERRED STOCKS
COST $5,027,074                                                        5,265,505
                                                                      ----------

REPURCHASE AGREEMENTS - 1.6%                   PRINCIPAL AMOUNT($)     VALUE($)
----------------------------                   -------------------   -----------
Bear Stearns, 3.20%, purchased 12/30/05, due
1/3/06 with a maturity value of 455,165
(collateralized fully by U.S. Treasury Note,         455,043             455,043
3,875%, 1/15/09, valued at $465,897)                                 -----------

TOTAL REPURCHASE AGREEMENTS                                              455,043
COST $455,043
TOTAL INVESTMENTS (COST $26,084,221) (a)
- 98.3%                                                               27,551,746
                                                                     ===========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation ......   $2,023,781
Unrealized depreciation ......     (556,256)
                                 ----------
Net unrealized appreciation ..   $1,467,525
                                 ==========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

SECURITIES SOLD SHORT

                                                            SHARES     VALUE($)
                                                          ---------   ----------
COMMON STOCKS  - 8.0%
COMMUNICATIONS  - 1.1%
Juniper Networks, Inc. (b)                                    1,000       22,300
Yahoo!, Inc. (b)                                              7,000      274,260
                                                                      ----------
                                                                         296,560
                                                                      ----------
CONSUMER CYCLICAL  - 3.2%
Best Buy Co., Inc.                                            3,750      163,050
Herman Miller, Inc.                                          13,600      383,384
Steelcase, Inc. Class A                                      20,800      329,264
Urban Outfitters, Inc. (b)                                    2,000       50,620
                                                                      ----------
                                                                         926,318
                                                                      ----------
CONSUMER NON-CYCLICAL  - 1.4%
Robert Half International, Inc.                               5,000      189,450
Wrigley (WM.) Jr. Co.                                         3,000      199,470
                                                                      ----------
                                                                         388,920
                                                                      ----------
TECHNOLOGY  - 2.3%
Apple Computer, Inc. (b)                                        500       35,945
Computer Associates International, Inc.                       9,000      253,710

KLA-Tencor Corp.                                                500       24,665
Microstrategy, Inc. (b)                                       3,000      248,220
Network Appliance, Inc. (b)                                   3,000       81,000
                                                                      ----------
                                                                         643,540
                                                                      ----------
TOTAL COMMON STOCKS                                                    2,255,338
                                                                      ----------
TOTAL INVESTMENTS (PROCEEDS $2,135,025)                                2,255,338
                                                                      ==========

See Notes to Schedule of Portfolio Investments.

1ST SOURCE MONOGRAM FUNDS
DIVERSIFIED EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                            SHARES     VALUE($)
                                                          ---------   ----------
COMMON STOCKS - 93.5%
BASIC MATERIALS - 3.9%
Praxair, Inc.                                                16,700      884,432
Rio Tinto PLC ADR                                             7,500    1,370,925
                                                                      ----------
                                                                       2,255,357
                                                                      ----------
COMMUNICATIONS - 6.2%
Cisco Systems, Inc. (b)                                      43,300      741,296
Ebay, Inc. (b)                                               20,000      865,000
McGraw-Hill Cos., Inc.                                       28,000    1,445,640
Motorola, Inc.                                               24,000      542,160
                                                                      ----------
                                                                       3,594,096
                                                                      ----------
CONSUMER CYCLICAL - 10.3%
Brunswick Corp.                                              13,500      548,910
Harley-Davidson, Inc.                                        16,150      831,564
Home Depot, Inc.                                             15,050      609,224
Kohl's Corp. (b)                                              9,500      461,700
McDonald's Corp.                                             20,000      674,400
P.F. Chang's China Bistro, Inc. (b)                          13,200      655,116
PETsMART, Inc.                                               14,000      359,240
Starbucks Corp. (b)                                          23,000      690,230
Wal-Mart Stores, Inc.                                         8,700      407,160
Walgreen Co.                                                 17,600      778,976
                                                                      ----------
                                                                       6,016,520
                                                                      ----------
CONSUMER NON-CYCLICAL - 7.1%
Fortune Brands, Inc.                                         14,175    1,105,934
Nestle SA ADR                                                12,500      934,375
Pepsico, Inc.                                                18,750    1,107,750
Procter & Gamble Co.                                         17,000      983,960
                                                                      ----------
                                                                       4,132,019
                                                                      ----------
ENERGY - 11.6%
Apache Corp.                                                 18,000    1,233,360
BP Amoco PLC ADR                                             13,000      834,860
Burlington Resources, Inc.                                   16,000    1,379,200
Exxon Mobil Corp.                                            20,000    1,123,400
Schlumberger Ltd.                                            11,000    1,068,650
Valero Energy Corp.                                          22,000    1,135,200
                                                                      ----------
                                                                       6,774,670
                                                                      ----------
FINANCIAL - 10.2%
American Express Co.                                         12,100      622,666
Ameriprise Financial, Inc.                                    8,500      348,500
Bank of America Corp.                                        16,600      766,090
Citigroup, Inc.                                              18,100      878,393
Hartford Financial Services Group                            13,300    1,142,337
J.P. Morgan Chase & Co.                                      13,100      519,939
MetLife, Inc.                                                17,000      833,000
Wells Fargo & Co.                                            13,300      835,639
                                                                      ----------
                                                                       5,946,564
                                                                      ----------

HEALTH CARE - 19.6%
Amgen, Inc. (b)                                              14,000    1,104,040
Biogen Idec, Inc. (b)                                         8,000      362,640
Boston Scientific Corp. (b)                                  15,600      382,044
Dentsply International                                       12,500      671,125
Edwards Lifesciences Corp. (b)                               16,000      665,760
Eli Lilly & Co.                                               3,250      183,918
Genentech, Inc. (b)                                          11,000    1,017,500
Johnson & Johnson                                            28,900    1,736,889
Laboratory Corp. of America Holdings (b)                     15,400      829,290
Medtronic, Inc.                                              18,000    1,036,260
Pfizer, Inc.                                                 12,100      282,172
St. Jude Medical, Inc. (b)                                   23,400    1,174,680
Stryker Corp.                                                17,500      777,525
Zimmer Holdings, Inc. (b)                                    17,300    1,166,712
                                                                      ----------
                                                                      11,390,555
                                                                      ----------
INDUSTRIALS - 11.4%
American Power Conversion Corp.                              29,000      638,000
Emerson Electric Co.                                         10,000      747,000
FedEx Corp.                                                   2,900      299,831
General Electric Co.                                         56,500    1,980,325
Illinois Tool Works, Inc.                                     9,000      791,910
United Parcel Service, Inc., Class B                          4,300      323,145
United Technologies Corp.                                    15,000      838,650
Zebra Technologies Corp., Class A (b)                        24,000    1,028,400
                                                                      ----------
                                                                       6,647,261
                                                                      ----------
TECHNOLOGY - 13.2%
Dell Computer Corp. (b)                                      38,200    1,145,618
Hewlett-Packard Co.                                          38,000    1,087,940
Intel Corp.                                                  69,500    1,734,720
Microsoft Corp.                                              71,000    1,856,649
Oracle Corp. (b)                                             88,750    1,083,638
Texas Instruments, Inc.                                      25,000      801,750
                                                                      ----------
                                                                       7,710,315
                                                                      ----------
TOTAL COMMON STOCKS                                                   54,467,357
                                                                      ----------
COST $46,460,863

INVESTMENT COMPANIES (6.5%)
Fifth Third Prime Money Market Fund -
   Institutional Class                                    3,789,117    3,789,117
                                                                      ----------
TOTAL INVESTMENT COMPANIES                                             3,789,117
                                                                      ----------
COST $3,789,117

TOTAL INVESTMENTS (COST $50,249,980) (a) - 100.0%                     58,256,474
                                                                      ==========

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation .......   $ 9,405,391
Unrealized depreciation .......    (1,398,897)
                                  -----------
Net unrealized appreciation ...     8,006,494
                                  ===========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt


         See Notes to Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments (Unaudited)        December 31, 2005

ORGANIZATION:

     The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the following 1st Source Monogram Funds (individually a "Fund," collectively the "Funds"):

FUND                                          SHORT NAME
----                                          ----------
1st Source Monogram Income Equity Fund        Income Equity Fund
1st Source Monogram Diversified Equity Fund   Diversified Equity Fund
1st Source Monogram Special Equity Fund       Special Equity Fund
1st Source Monogram Income Fund               Income Fund
1st Source Monogram Long/Short Fund           Long/Short Fund

     Financial statements for all other series of the Group are published separately.

     Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with their vendors and others that provide for general indemnifications. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Funds expect that risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Equity securities traded on the NASDAQ stock market are valued at the NASDAQ official closing price.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities or other assets for which market quotation are not readily available (e.g., an approved pricing service does not provide a price, a furnished price is an error, certain stale prices, or an event occurs that materially affects the furnished price) are valued at fair value as determined in good faith by or at the direction of the Group's Board of Trustees. Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

REPURCHASE AGREEMENTS:

     The Funds may enter into repurchase agreements with a bank or broker-dealers which the Advisor deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

WRITTEN OPTIONS:

     The Funds may write covered call or secured put options for which premiums received are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses. The Funds did not have any option activity for the period ended December 31, 2005.

SECURITY TRANSACTIONS AND RELATED INCOME:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio securities transactions are reported on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the amortization or accretion of a premium or discount. Dividend income is recorded on the ex-dividend date.

SHORT SALES TRANSACTIONS:

     The Long/Short Fund may engage in short sales (selling securities it does not own) as part of its normal investment activities. These short sales are collateralized by cash deposits and securities with the applicable counterparty broker. The collateral required is determined daily by reference to the market value of the short positions. Such collateral for the Fund is held by one broker. Dividend expense of short sales is treated as an expense on the Statement of Operations. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. Liabilities for securities sold short are closed out by purchasing the applicable securities for delivery to the counterparty broker.

                          SIGNAL TAX-EXEMPT INCOME FUND
                        Schedule of Portfolio Investments

                                DECEMBER 31, 2005

                                   (UNAUDITED)

 SHARES OR
 PRINCIPAL                   SECURITY                   INTEREST   MATURITY
AMOUNT ($)                  DESCRIPTION                   RATE       DATE     VALUE($)
----------                  -----------                 --------   --------   --------
             MUNICIPAL BONDS -- 97.8%
             ALABAMA -- 1.0%
 $210,000    Daphne Alabama, GO, Callable 2/1/13          4.00%     8/1/14    $211,930
             @ 100, Insured by: AMBAC
                                                                              --------
             CALIFORNIA -- 1.2%
  250,000    La Mirada California Redevelopment           4.25      8/15/19    250,795
             Agency, Callable 8/15/14 @ 100,
             Insured by: FSA
                                                                              --------
             GEORGIA -- 0.5%
  100,000    Athens Georgia Student Housing               4.00      12/1/14    101,263
             Authority Revenue, Callable 12/1/12 @
             100, Insured by: AMBAC
                                                                              --------
             ILLINOIS -- 3.4%
  200,000    Du Page County Illinois High School          5.05      12/1/14    205,362
             District, Series A, GO, Callable 12/1/07
             @ 100
  200,000    Illinois State, GO, Callable 9/1/06 @        5.40      9/1/08     206,608
             102, Insured by: FGIC
  300,000    Northlake Illinois, Series A, GO,            5.00      6/1/14     312,321
             Callable 12/1/08 @ 100, Insured by:
             AMBAC
                                                                              --------
                                                                               724,291
                                                                              --------
             INDIANA -- 61.2%
  200,000    Blackford County Indiana School              5.00      7/15/11    203,812
             Building Corp., Callable 7/15/06 @ 101,
             Insured by: AMBAC
  260,000    Bloomington Indiana Municipal                4.80      8/1/12     266,859
             Facilities Corp., Callable 2/1/08 @ 101
  200,000    Carmel Indiana Redevelopment                 4.25      8/1/11     206,506
             Authority, Insured by: MBIA
  380,000    Center Grove Indiana Building Corp.,         3.50      1/15/11    379,130
             Insured by: FGIC
  150,000    Clarksville Indiana High School              5.00      7/15/14    156,734
             Building Corp., Callable 7/15/08 @ 101,
             Insured by: MBIA
  225,000    Cloverdale Indiana Multi-School              4.95      1/15/11    236,525
             Building Corp., Callable 1/15/08 @ 102,
             Insured by: MBIA
  200,000    Crown Point Indiana Multi-School             4.80      1/15/14    208,564

             Building Corp., Callable 7/15/09 @ 101,
             Insured by: MBIA
  250,000    Decatur Township Marion County               4.00      7/15/08    253,723
             Multi-School Building Corp., Insured by:
             MBIA
  295,000    Delaware County Indiana Edit Corp.,          5.00      12/1/12    306,452
             Callable 12/1/07 @ 101, Insured by:
             MBIA
  400,000    Delaware County Indiana Hospital             5.00      8/1/16     424,595
             Authority, Callable 8/1/08 @ 102,
             Insured by: AMBAC
  125,000    Eagle Union Middle School Building           4.85      7/5/15     130,639
             Corp. Indiana, Callable 7/5/11 @ 100,
             Insured by: AMBAC
  400,000    East Allen Woodland School Building          3.25      7/15/10    396,008
             Corp. Indiana, Insured by: MBIA
  300,000    Elkhart County Indiana Corrections           4.13      12/1/19    297,951
             Complex, Callable 6/1/14 @ 100,
             Insured by: MBIA
  165,000    Elkhart Indiana Community Schools,           4.95      7/15/06    166,386
             GO
  100,000    Fall Creek Indiana Regulatory Waste          4.70      3/1/13     104,316
             District, Callable 9/1/10 @ 100, Insured
             by: MBIA
  225,000    Fort Wayne Indiana South Side School         4.75      1/15/12    230,825
             Building Corp., Callable 7/15/06 @ 102,
             Insured by: FSA
  260,000    Greencastle Indiana Multi-School             4.10      1/10/13    265,668
             Building Corp., Callable 7/10/12 @100,
             Insured by: FGIC
  300,000    Greencastle Indiana Waterworks               4.25      7/1/13     307,653
             Revenue, Callable 1/1/12 @ 100,
             Insured by: MBIA
  275,000    Indiana Bank Revenue, Insured by:            4.00      4/1/09     279,925
             MBIA
  290,000    Indiana Bank Revenue, Series A,              4.60      2/1/13     301,011
             Callable 2/1/09 @ 102, Insured by:
             FSA
  265,000    Indiana Bank Revenue, Series A,              4.80      2/1/13     273,803
             Callable 2/1/08 @ 101
  470,000    Indiana Health Facilities Financing          5.50      2/15/10    494,839
             Authority, Callable 8/15/07 @ 102,
             Insured by: RADIAN
  325,000    Indiana State Educatonal Facilities          4.95     10/15/12    337,412
             Authority, Callable 10/15/08 @ 101
  300,000    Indiana State Office Building                4.70      7/1/11     309,735
             Community Facilities, Series A, Callable
             7/1/08 @ 101
  300,000    Indiana University Revenue, Series L,        5.00      8/1/12     314,622
             Callable 8/1/08 @ 101
  100,000    Johnson County Indiana, GO, Insured          4.10      7/15/07    101,152
             by: FSA
  265,000    LA Porte Indiana Multi School Building       4.00      1/15/10    270,536
             Corp., Insured by: FSA
  305,000    Lafayette Indiana Redevelopment              3.75      8/1/13     304,594
             Authority, Callable 2/1/13 @ 100
   75,000    Marion County Indiana Convention and         5.00      6/1/12      78,244
             Recreational Facilities Authority, Series
             A, Callable 6/1/08 @ 101
  275,000    Mithcell Indiana Multi-School Building       4.65      7/5/13     289,946

             Corp.
  200,000    Monroe County Indiana Community              5.25      7/1/12     207,736
             School Corp., Callable 1/1/07 @ 102,
             Insured by: MBIA
  300,000    Montgomery County Indiana Jail               4.00      7/15/16    297,705
             Facility Building Corp., Callable 1/15/15
             @ 100, Insured by: FSA
  150,000    Mt. Vernon of Hancock County Indiana         4.70      1/15/12    157,895
             Multi-School Building Corp., Series B,
             Callable 7/15/11 @ 100, Insured by:
             AMBAC
  200,000    Munster Indiana School Building Corp.,       4.60      7/5/10     207,592
             Callable 7/5/08 @ 101, Insured by:
             FSA
  400,000    North Montgomery Indiana High                5.05      7/15/15    420,811
             School Building Corp., Callable 1/15/11
             @ 100, Insured by: FGIC
  100,000    Northwest Allen County Indiana Middle        4.75      1/15/12    104,991
             School Building Corp., Callable 1/15/09
             @ 101, Insured by: MBIA
  200,000    Northwest Allen County Indiana Middle        4.90      1/15/14    210,840
             School Building Corp., Callable 1/15/09
             @ 101, Insured by: MBIA
  400,000    Perry Township Indiana Multi-School          5.00      7/15/13    407,623
             Building Corp., Callable 7/15/06 @ 101,
             Insured by: AMBAC
  240,000    Perry Township Indiana Multi-School          4.63      1/15/15    249,374
             Building Corp., Callable 7/15/10 @101,
             Insured by: FGIC
  300,000    Porter County Indiana Jail Building          5.00      7/10/16    314,862
             Corp., Callable 7/10/11 @ 100, Insured
             by: FSA
  275,000    Princeton Indiana Sewer Works                4.50      5/1/13     275,501
             Revenue, Callable 5/1/09 @ 101
   50,000    Purdue University Indiana Certificates       4.50      7/1/09      51,194
             Participation, Callable 7/1/08 @ 100
  250,000    Rochester Indiana Community School           5.00      7/15/13    265,330
             Building Corp., Callable 7/15/08 @ 102,
             Insured by: AMBAC
  200,000    South Bend Indiana Community                 4.60      7/1/13     207,484
             School Building Corp., Callable 1/1/10
             @ 101, Insured by: FSA
  225,000    South Bend Indiana Community                 5.10      7/1/17     238,698
             School Building Corp., Callable 1/1/10
             @ 101, Insured by: FSA
  400,000    Sunman-Dearbon Indiana High School           4.00      7/15/12    407,131
             Building Corp., Insured by: MBIA
  125,000    Terre Haute Indiana San District, GO,        4.60      7/1/10     129,000
             Callable 1/1/07 @ 102, Insured by:
             AMBAC
  300,000    Terre Haute Indiana San District,            4.00      7/1/17     297,000
             Callable 1/1/15 @ 100, Insured by:
             AMBAC
  200,000    Vinton-Tecumseh Indiana School               5.00      7/5/13     207,180
             Building Corp., Callable 1/5/08 @ 101,
             Insured by: SAW
  300,000    Warren Township Indiana School               5.00      7/5/14     313,359
             Building Corp., Callable 7/5/08 @ 101,
             Insured by: FSA
  275,000    Whitley County Indiana Middle School         4.80      1/10/11    286,388

          Building Corp., Callable 7/10/08 @ 101,
          Insured by: FSA
                                                                        -----------
                                                                         13,155,859
                                                                        -----------
          KANSAS -- 1.2%
250,000   Kansas State Development Finance             3.25   11/1/09       248,925
          Authority Revenue
                                                                        -----------
          KENTUCKY -- 2.1%
250,000   Jessamine County Kentucky School             4.00    1/1/14       254,453
          District, Insured by: AMBAC
185,000   Kentucky Rural Water Financial Corp.,        3.88    2/1/14       186,080
          Series C, Callable 2/1/12 @ 101,
          Insured by: MBIA
                                                                        -----------
                                                                            440,533
                                                                        -----------
          MICHIGAN -- 4.8%
250,000   Green Oak Township Michigan - Sewer,         4.00    5/1/17       250,128
          GO, Callable 5/1/12 @ 100, Insured by:
          MBIA
300,000   Macomb Township Michigan Building            4.75    4/1/16       317,940
          Authority, GO, Callable 4/1/11 @ 100,
          Insured by: AMBAC
150,000   Michigan Higher Education Facilities         5.00   12/1/20       155,394
          Authority Revenue, Callable 12/1/12 @
          100
320,000   Warren Michigan Downtown                     4.00   10/1/14       325,184
          Development, GO, Insured by: MBIA
                                                                        -----------
                                                                          1,048,646
                                                                        -----------
          MISSOURI -- 2.4%
200,000   Creve Coeur Missouri, SO                     3.50    1/1/13       197,556
300,000   Jefferson County Missouri School             4.35    3/1/16       309,339
          District, GO, Callable 3/1/14 @ 100,
          Insured by: MBIA
                                                                        -----------
                                                                            506,895
                                                                        -----------
          NEVADA -- 1.2%
250,000   University of Nevada Community               4.45    7/1/12       258,985
          College, Series A, Callable 7/1/11 @
          100, Insured by: FGIC
                                                                        -----------
          NORTH DAKOTA -- 1.4%
300,000   North Dakota State Building Authority        3.70   12/1/15       294,618
          Lease Revenue, Callable 12/1/13 @
          100
                                                                        -----------
          OHIO -- 1.2%
250,000   Akron Ohio Package Facility Project,         3.50   12/1/10       250,778
          Series A, Insured by: AMBAC
                                                                        -----------
          PENNSYLVANIA -- 0.7%
150,000   Pennsylvania State Higher Educational        5.38    7/1/23       157,959
          Facilities Authority College & University
          Revenue, Callable 7/1/11 @ 100,
          Insured by: ASST GTY
                                                                        -----------

          TEXAS -- 4.1%
350,000   Brownsville Texas, GO, Callable              4.00   2/15/17       345,965
          2/15/14 @ 100, Insured by: AMBAC
225,000   Keller Texas, Insured by: MBIA               3.75   2/15/11       227,185
300,000   Travis County Texas, Series A, GO,           4.75    3/1/15       308,778
          Callable 3/1/08 @ 100
                                                                        -----------
                                                                            881,928
                                                                        -----------
          UTAH -- 2.3%
200,000   South Davis Recreation District Utah,        4.38    1/1/20       201,554
          Callable 1/1/15 @ 100, Insured by:
          XLCA
300,000   Utah State Building Ownership                3.25   5/15/09       298,479
          Authority Lease Revenue
                                                                        -----------
                                                                            500,033
                                                                        -----------
          WASHINGTON -- 4.3%
300,000   Seattle Washington Municipal Light           3.25    8/1/11       292,830
          and Power Revenue, Insured by: FSA
300,000   Washington State, Series 2003A, GO,          5.00    7/1/14       318,405
          Callable 7/1/12 @ 100
300,000   Washington State, Callable 4/1/14 @          4.25   10/1/15       306,897
          100, Insured by: MBIA
                                                                        -----------
                                                                            918,132
                                                                        -----------
          WISCONSIN -- 4.8%
400,000   Chilton Wisconsin School District,           4.00    4/1/13       405,051
          Callable 4/1/12, Insured by: FGIC
 50,000   Elmbrook Wisconsin School District,          4.13    4/1/15        50,203
          GO, Callable 4/1/12 @ 100
295,000   Green Bay Wisconsin Area Public              3.38    4/1/10       294,124
          School District, Insured by: FGIC, Series
          B
200,000   Wisconsin State Clean Water Revenue,         4.85    6/1/18       204,270
          Series 1, Callable 6/1/08 @ 100
100,000   Wisconsin State Health & Educational         5.38   2/15/22       101,712
          Facilities Authority Revenue, Callable
          2/15/09 @ 101
                                                                        -----------
                                                                          1,055,360
                                                                        -----------
          TOTAL MUNICIPAL BONDS
             (cost - $20,592,518)                                        21,006,930
                                                                        -----------

          INVESTMENT COMPANIES -- 0.9%
200,475   Huntington Money Market Fund - Trust Class                    $   200,475
                                                                        -----------
          TOTAL INVESTMENT COMPANIES
             (cost - $200,475)                                              200,475
                                                                        -----------

          Total Investments - 98.7%
             (cost - $20,792,993)**                                      21,207,405
                                                                        ===========

----------
Percentages indicated are based on net assets.

** Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:


Unrealized appreciation........................   $497,270
Unrealized depreciation........................    (82,858)
                                                  --------
Net unrealized appreciation (depreciation).....   $414,412
                                                  ========

AMBAC - AMBAC Indemnity Corp.
ASST GTY - Asset Guaranty
FGIC - Financial Guaranty Insurance Co.
FSA - Financial Security Assurance, Inc.
GO - General Obligation
MBIA - Municipal Bond Insurance Assoc.
RADIAN - RADIAN Guaranty, Inc.
SAW - State Aid Withholding
SO - Special Obligation
XLCA - XL Capital Assurance, Inc.

See Notes to Schedule of Portfolio Investments.

                          SIGNAL LARGE CAP GROWTH FUND
                        Schedule of Portfolio Investments

                                DECEMBER 31, 2005

                                   (UNAUDITED)

 SHARES OR
 PRINCIPAL   SECURITY
AMOUNT ($)   DESCRIPTION                                              VALUE ($)
----------   -----------                                             -----------
             COMMON STOCKS -- 96.8%
             AEROSPACE/DEFENSE -- 1.0%
     7,800   United Technologies Corp.                               $   436,098
                                                                     -----------
             AGRICULTURAL OPERATIONS -- 0.5%
     4,000   Bunge, Ltd.                                                 226,440
                                                                     -----------
             AIR FREIGHT & LOGISTICS -- 1.1%
     7,000   Expeditors International of Washington, Inc.                472,570
                                                                     -----------
             BANKING -- 4.9%
    14,300   Bank of America Corp.                                       659,945
    12,500   U.S. Bancorp                                                373,625
    14,200   Zions Bancorp                                             1,072,952
                                                                     -----------
                                                                       2,106,522
                                                                     -----------
             BUSINESS SERVICES -- 1.3%
     8,300   Jacobs Engineering Group, Inc.*                             563,321
                                                                     -----------
             CHEMICALS - SPECIALTY -- 0.6%
     7,200   Ecolab, Inc.                                                261,144
                                                                     -----------
             COMMUNICATIONS EQUIPMENT -- 2.0%
    24,000   Cisco Systems, Inc.*                                        410,880
    10,600   Harris Corp.                                                455,906
                                                                     -----------
                                                                         866,786
                                                                     -----------
             COMPUTER HARDWARE -- 1.2%
    18,000   Dell Computer Corp.*                                        539,820
                                                                     -----------
             COMPUTERS - MEMORY DEVICES -- 1.5%
    48,000   EMC Corp.*                                                  653,760
                                                                     -----------
             CONSTRUCTION MATERIALS -- 1.8%
    16,000   Florida Rock Industries, Inc.                               784,960
                                                                     -----------
             CONSUMER FINANCE -- 0.8%
    12,000   MBNA Corp.                                                  325,920
                                                                     -----------
             CONSUMER PRODUCTS - MISCELLANEOUS -- 0.7%
     4,000   Fortune Brands, Inc.                                        312,080
                                                                     -----------
             DISTILLER & VINTNERS -- 2.3%
    38,000   Constellation Brands, Inc.*                                 996,740
                                                                     -----------

             DIVERSIFIED FINANCIAL SERVICES -- 1.7%
    15,500   Citigroup, Inc.                                             752,215
                                                                     -----------
             ELECTRIC & ELECTRONIC EQUIPMENT -- 0.7%
     8,500   Analog Devices, Inc.                                        304,895
                                                                     -----------
             ELECTRONICS -- 2.1%
    12,000   L-3 Communications Holdings, Inc.                           892,200
                                                                     -----------
             EXCHANGE TRADED FUNDS -- 2.8%
    21,000   Financial Select Sector SPDR                                665,070
    27,400   Technology Select Sector SPDR                               572,660
                                                                     -----------
                                                                       1,237,730
                                                                     -----------
             FINANCE - INVESTMENT BANKERS AND BROKERS -- 7.4%
    10,500   Franklin Resources, Inc.                                    987,105
     8,000   Goldman Sachs Group, Inc.                                 1,021,680
    10,250   Legg Mason, Inc.                                          1,226,823
                                                                     -----------
                                                                       3,235,608
                                                                     -----------
             FOOD DISTRIBUTORS -- 1.5%
    21,000   Sysco Corp.                                                 652,050
                                                                     -----------
             GENERAL MERCHANDISE -- 1.0%
     7,700   Target Corp.                                                423,269
                                                                     -----------
             HEALTHCARE - EQUIPMENT -- 4.4%
    13,000   Medtronic, Inc.                                             748,410
    14,000   ResMed, Inc.                                                536,340
    14,000   Stryker Corp.                                               622,020
                                                                     -----------
                                                                       1,906,770
                                                                     -----------
             HEALTHCARE - SERVICES -- 1.8%
    15,000   Caremark Rx, Inc.*                                          776,850
                                                                     -----------
             HOTELS & MOTELS -- 1.7%
    18,000   Choice Hotels International, Inc.                           751,680
                                                                     -----------
             INDUSTRIAL CONGLOMERATES -- 1.0%
    12,000   General Electric Co.                                        420,600
                                                                     -----------
             INDUSTRIAL GASES -- 1.2%
     9,600   Praxair, Inc.                                               508,416
                                                                     -----------
             INSURANCE - LIFE -- 2.0%
    17,500   MetLife, Inc. *                                             857,500
                                                                     -----------
             INSURANCE-MULTI-LINE -- 4.4%
     9,000   American International Group, Inc.                          614,070
    16,000   Wellpoint, Inc.*                                          1,276,640
                                                                     -----------
                                                                       1,890,710
                                                                     -----------
             INTERNET SERVICE PROVIDERS -- 0.7%
     6,600   Ebay, Inc.*                                                 285,450
                                                                     -----------
             MACHINERY - INDUSTRIAL -- 3.9%
    10,400   Danaher Corp.                                               580,112

     3,600   Illinois Tool Works, Inc.                                   316,764
    20,000   Ingersoll-Rand Co. - ADR                                    807,400
                                                                     -----------
                                                                       1,704,276
                                                                     -----------
             OIL & GAS - INTEGRATED -- 3.0%
    10,300   BP PLC - ADR                                                661,466
    11,300   Exxon Mobil Corp.                                           634,721
                                                                     -----------
                                                                       1,296,187
                                                                     -----------
             OIL & GAS EXPLORATION SERVICES -- 7.1%
    12,200   Apache Corp.                                                835,944
    25,600   Noble Energy, Inc.                                        1,031,680
    34,000   Smith International, Inc.                                 1,261,740
                                                                     -----------
                                                                       3,129,364
                                                                     -----------
             PERSONAL PRODUCTS -- 2.2%
    16,600   Procter & Gamble Co.                                        960,808
                                                                     -----------
             PHARMACEUTICALS -- 2.7%
     5,200   Barr Laboratories, Inc.*                                    323,908
    10,000   Johnson & Johnson                                           601,000
     6,000   Teva Pharmaceutical Industries, Ltd.                        258,060
                                                                     -----------
                                                                       1,182,968
                                                                     -----------
             PREPACKAGED SOFTWARE -- 4.3%
    16,000   DST Systems, Inc.* (b)                                      958,560
    20,700   Fiserv, Inc. (b)                                            895,689
                                                                     -----------
                                                                       1,854,249
                                                                     -----------
             RETAIL - APPAREL/SHOE -- 2.6%
    26,000   Chico's Fas, Inc. *                                       1,142,180
                                                                     -----------
             RETAIL - COMPUTER/ELECTRONICS -- 1.4%
    14,400   Best Buy Co., Inc.                                          626,112
                                                                     -----------
             RETAIL - DRUGS -- 2.0%
    19,300   Walgreen Co.                                                854,218
                                                                     -----------
             RETAIL - HOME IMPROVEMENT -- 2.9%
    18,800   Lowe's Cos., Inc.                                         1,253,208
                                                                     -----------
             SEMICONDUCTORS -- 1.6%
    28,500   Intel Corp.                                                 711,360
                                                                     -----------
             SOFT DRINKS -- 2.5%
    18,500   PepsiCo, Inc.                                             1,092,980
                                                                     -----------
             SYSTEMS SOFTWARE -- 1.8%
    12,000   Microsoft Corp.                                             313,800
    10,000   SAP AG - ADR                                                450,700
                                                                     -----------
                                                                         764,500
                                                                     -----------
             TRANSPORTATION -SERVICES -- 1.5%
     8,900   Burlington Northern Santa Fe Corp.                          630,298
                                                                     -----------

             UTILITIES - ELECTRIC -- 3.2%
     9,900   Entergy Corp.                                               679,635
    17,500   FPL Group, Inc.                                             727,300
                                                                     -----------
                                                                       1,406,935
                                                                     -----------
             TOTAL COMMON STOCKS
                (cost - $31,489,939)                                  42,051,747
                                                                     -----------
             INVESTMENT COMPANIES -- 3.2%
 1,382,995   Huntington Money Market Fund - Trust Class                1,382,995
                                                                     -----------
             TOTAL INVESTMENT COMPANIES
                (cost - $1,382,995)                                    1,382,995
                                                                     -----------
             Total Investments - 100.0%
                (cost - $32,872,934)**                                43,434,742
                                                                     ===========

----------
Percentages indicated are based on net assets.

*    Non-income producing securities.

** Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation......................   $10,896,445
Unrealized depreciation......................      (334,637)
                                                -----------
Net unrealized appreciation (depreciation)...   $10,561,808
                                                ===========

ADR - American Depositary Receipt

SPDR - Standard & Poor's Depository Receipt

See Notes to Schedule of Portfolio Investments.

                            SIGNAL MONEY MARKET FUND
                        Schedule of Portfolio Investments

                                DECEMBER 31, 2005

                                   (UNAUDITED)

 PRINCIPAL                                                INTEREST   MATURITY
AMOUNT ($)                                                  RATE       DATE      VALUE ($)
----------   ------------------------------------------   --------   --------   -----------
             ASSET BACKED -- 22.6%

             FINANCE SERVICES -- 22.6%
$1,500,000   Amsterdam Funding* (a) (b)                     4.12%      1/3/06   $ 1,499,655
 2,250,000   Barton Capital*                                4.13       1/5/06     2,248,968
   543,000   Fountain Square*                               4.31      1/23/06       541,570
   500,000   Fountain Square*                               4.22      1/26/06       498,535
 3,000,000   Grampian Funding, Ltd.* (a)                    4.08      1/20/06     2,993,539
 2,500,000   Old Line Funding* (a)                          4.30      1/20/06     2,494,326
 1,500,000   Park Avenue*                                   4.16       1/5/06     1,499,307
 2,000,000   Sheffield Receivables*                         4.30      1/17/06     1,996,178
 1,750,000   Thames Asset Global*                           4.31      1/12/06     1,747,695
 2,000,000   Three Pillars Funding*                         4.32      1/19/06     1,995,680
 3,000,000   Windmill Funding* (a)                          4.17      1/18/06     2,994,092
                                                                                -----------
             TOTAL ASSET BACKED
                (cost - $20,509,545)                                             20,509,545
                                                                                -----------
             CERTIFICATES OF DEPOSIT -- 11.3%
             FOREIGN BANK & BRANCHES & AGENCIES -- 8.5%
 1,000,000   Barclays Bank NY                               4.37      6/21/06       999,991
 1,500,000   CIBC                                           4.23       2/7/06     1,500,000
 1,750,000   Credit Suisse                                  4.32      1/17/06     1,750,016
 1,500,000   Dexia Bank NY                                  4.34       2/1/06     1,500,006
 2,000,000   Toronto Dominion                               4.14      1/31/06     1,999,661
                                                                                -----------
                                                                                  7,749,674
                                                                                -----------
             NATIONAL BANKS, COMMERCIAL -- 2.8%
 2,500,000   Wells Fargo Bank                               4.31      1/26/06     2,500,000
                                                                                -----------
             TOTAL CERTIFICATES OF DEPOSIT
                (cost - $10,249,674)                                             10,249,674
                                                                                -----------
             COMMERCIAL PAPER -- 34.3%
             BANK HOLDING COMPANIES -- 9.1%
 2,000,000   Citicorp*                                      4.16       1/6/06     1,998,844
 2,000,000   Greenwich Capital**                            4.34       8/7/06     2,000,000
 2,500,000   Kitty Hawk Funding Corp.* (a)                  4.40      3/20/06     2,476,113
 1,750,000   Northern Trust Corp.*                          4.15       1/9/06     1,748,386
                                                                                -----------

                                                                                -----------
                                                                                  8,223,343
                                                                                -----------
             FOREIGN BANK, BRANCHES & AGENCIES -- 12.5%
 2,000,000   Barclays US Funding**                          4.29       2/6/06     1,991,460
 3,000,000   BNP Paribas*                                   4.26      2/21/06     2,981,598
 1,600,000   CBA DEL Finance*                               4.36       3/3/06     1,588,180
 1,800,000   Dexia DEL LLC*                                 4.25       2/3/06     1,792,988
 1,500,000   HBOS Treasury Service*                         4.21      2/10/06     1,492,983
 1,500,000   HBOS Treasury Service*                         4.31      2/28/06     1,489,584
                                                                                -----------
                                                                                 11,336,793
                                                                                -----------
             NATIONAL BANKS, COMMERCIAL -- 2.2%
 2,000,000   JP Morgan Chase*                               4.18      1/17/06     1,996,284
                                                                                -----------
             PERSONAL CREDIT INSTITUTIONS -- 8.3%
 1,500,000   American Honda Finance*                        4.24       1/9/06     1,498,587
   500,000   General Electric Capital**                     4.46       2/3/06       500,105
 2,500,000   General Electric Capital *                     4.21       2/8/06     2,488,890
 3,000,000   Toyota Motor Credit*                           4.29       1/4/06     2,998,928
                                                                                -----------
                                                                                  7,486,510
                                                                                -----------
             SECURITY BROKERS & DEALERS -- 2.2%
 2,000,000   Morgan Stanley Dean Whitter & Co.*             3.85       1/6/06     1,998,772
                                                                                -----------
             TOTAL COMMERCIAL PAPER
                (cost - $31,041,702)                                             31,041,702
                                                                                -----------
             CORPORATE BOND -- 1.1%
             FOREIGN BANK & BRANCHES & AGENCIES -- 1.1%
 1,000,000   Abbey National Treasury Services** (b)         4.25      1/13/06     1,000,014
                                                                                -----------
             TOTAL CORPORATE BOND
                (cost - $1,000,014)                                               1,000,014
                                                                                -----------
             INVESTMENT COMPANIES -- 6.2%
 2,302,637   BlackRock Provident Institutional              4.20       1/1/99     2,302,637
             TempFund
 2,395,877   Goldman Sachs Financial Square                 4.17       1/1/99     2,395,877
             Prime Obligations Fund
   877,800   Merrill Lynch Premier Institutional Fund       4.15       1/1/99       877,800
                                                                                -----------
             TOTAL INVESTMENT COMPANIES
                (cost - $5,576,314)                                               5,576,314

             U.S. GOVERNMENT AGENCIES -- 11.4%
 2,000,000   Federal Farm Credit Bank**                     4.20      1/22/07     2,001,653
 1,250,000   Federal Home Loan Bank                         3.13       2/3/06     1,250,000
 1,000,000   Federal Home Loan Bank                         3.60      5/19/06     1,000,000
 1,000,000   Federal Home Loan Bank                         4.34     10/26/06     1,000,000
 1,250,000   Federal Home Loan Bank**                       4.11      2/22/07     1,250,000
 1,250,000   Federal Home Loan Bank**                       4.11       3/2/07     1,250,000
 1,500,000   Federal Home Loan Bank**                       4.00       5/4/07     1,495,950
 1,100,000   Federal Home Loan Mortgage Corp.               4.75      1/22/07     1,100,000
                                                                                -----------

             TOTAL U.S. GOVERNMENT AGENCIES
                (cost - $10,347,603)                                             10,347,603
                                                                                -----------
             REPURCHASE AGREEMENTS -- 13.3%
             SECURITY BROKERS & DEALERS -- 13.3%
 2,000,000   Bank of America (Dated 12/30/05, due
               1/3/06, proceeds at maturity $2,000,733,
               fully collateralized by various U.S.
               Treasury Notes)                                                  $ 2,000,000
 5,000,000   Goldman Sachs (Dated 12/30/05, due
               1/3/06, proceeds at maturity $5,001,833,
               fully collateralized by various U.S.
               Treasury Notes)                                                    5,000,000
 5,000,000   Morgan Stanley (Dated 12/30/05, due
               1/3/06, proceeds at maturity $5,001,889,
               fully collateralized by various U.S.
               Treasury Notes)                                                    5,000,000
                                                                                -----------
             TOTAL REPURCHASE AGREEMENTS
                (cost - $12,000,000)                                             12,000,000
                                                                                -----------
             Total Investments - 100.2%
                (cost - $90,724,852)***                                          90,724,852
                                                                                ===========

----------
Percentages indicated are based on net assets.

* Discount Note securities. The rate reflected on the Schedule of Portfolio Investment is the effective rate of the security.

** Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market rates. The rate reflected on the Schedule of Portfolio Investments is the rate in effect at December 31, 2005.

***  Cost for federal income tax purposes is the same.

(a) 4-2 security exempt from registration under the Securities Act of 1933. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(b) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers

See Notes to Schedule of Portfolio Investments.

                               SIGNAL INCOME FUND
                        Schedule of Portfolio Investments

                                DECEMBER 31, 2005

                                   (UNAUDITED)

 SHARES OR
 PRINCIPAL                   SECURITY                    INTEREST   MATURITY
AMOUNT ($)                 DESCRIPTION                     RATE       DATE      VALUE ($)
----------                 -----------                   --------   --------   -----------
             CORPORATE BONDS -- 33.1%
             AEROSPACE/DEFENSE -- 0.8%
$  750,000   General Dynamics Corp.                        4.50%     8/15/10   $   738,020
                                                                               -----------
             BANKING -- 7.9%
   500,000   Bank of America Corp.                         5.38      6/15/14       508,254
   500,000   Credit Suisse First Boston USA, Inc.          4.63      1/15/08       497,614
 1,000,000   Credit Suisse First Boston USA, Inc.          6.13     11/15/11     1,049,741
   105,000   First Union National Bank, BKNT               5.80      12/1/08       107,767
   300,000   MBNA Bank                                     5.38      1/15/08       302,604
   500,000   MBNA Bank                                     6.13       3/1/13       530,210
   500,000   National City Corp.                           4.50      3/15/10       492,091
   500,000   U.S. Bancorp                                  5.10      7/15/07       501,975
   750,000   U.S. Bancorp                                  3.95      8/23/07       740,281
   455,000   U.S. Bancorp                                  5.70     12/15/08       465,574
 1,000,000   Washington Mutual Bank                        5.50      1/15/13     1,015,611
 1,000,000   Washington Mutual Bank                        5.65      8/15/14     1,012,678
   500,000   Wells Fargo Co.                               3.50       4/4/08       485,840
                                                                               -----------
                                                                                 7,710,240
                                                                               -----------
             BEVERAGES -- 0.2%
   180,000   Coca-Cola Enterprises, Inc.                   5.38      8/15/06       180,633
                                                                               -----------
             BREWERY -- 0.5%
   500,000   Anheuser Busch                                4.70      4/15/12       494,994
                                                                               -----------
             COMPUTER HARDWARE -- 0.6%
   500,000   Hewlett-Packard Co.                           5.75     12/15/06       504,181
   100,000   International Business Machines Corp.         4.88      10/1/06       100,082
                                                                               -----------
                                                                                   604,263
                                                                               -----------
             DEPARTMENT STORES -- 0.8%
   750,000   Target Corp.                                  5.88       3/1/12       787,856
                                                                               -----------
             ELECTRIC & ELECTRONIC EQUIPMENT -- 1.3%
 1,300,000   General Electric Co.                          5.00       2/1/13     1,299,324
                                                                               -----------
             FINANCIAL SERVICES -- 11.8%
   125,000   Alliance Capital Management                   5.63      8/15/06       125,517
   500,000   American General Finance Corp.                4.00      3/15/11       473,002
   100,000   Associates Corp., MTN                         7.55      7/17/06       101,373
   500,000   Associates Corp.                              6.88     11/15/08       526,361

   500,000   Bear Stearns Co., Inc.                        4.50     10/28/10       488,116
   500,000   Boeing Capital Corp.                          5.80      1/15/13       524,094
   750,000   Countrywide Financial                         4.25     12/19/07       739,558
   345,000   General Electric Capital Corp., MTN           6.13      2/22/11       362,958
    75,000   Goldman Sachs Group, Inc.                     6.88      1/15/11        80,795
   500,000   Goldman Sachs Group, Inc.                     5.70       9/1/12       514,339
   400,000   Goldman Sachs Group, Inc.                     5.15      1/15/14       397,366
   250,000   Household Finance Corp.                       8.00      7/15/10       278,894
   500,000   Household Finance Corp.                       4.75      7/15/13       483,091
    20,000   J.P. Morgan & Co., Inc.                       5.75     10/15/08        20,385
   155,000   J.P. Morgan & Co., Inc., MTN                  6.00      1/15/09       159,120
   500,000   J.P. Morgan & Co., Inc.                       5.75       1/2/13       515,642
   500,000   J.P. Morgan & Co., Inc.                       5.25       5/1/15       497,294
   395,000   J.P. Morgan & Co., Inc.                       6.13      11/1/08       406,147
   500,000   Morgan Stanley                                3.63       4/1/08       487,106
   400,000   Morgan Stanley                                4.25      5/15/10       386,649
 1,450,000   Morgan Stanley                                4.75       4/1/14     1,390,646
 1,000,000   Prudential Financial, Inc.                    4.50      7/15/13       964,911
   500,000   SLM Corp.                                     5.38      1/15/13       506,947
   500,000   SLM Corp.                                     5.38      5/15/14       504,997
   500,000   Verizon Global Funding Corp.                  4.00      1/15/08       490,371
                                                                               -----------
                                                                                11,425,679
                                                                               -----------
             FOOD PRODUCTS & SERVICES -- 0.4%
   140,000   Campbell Soup Co.                             6.90     10/15/06       141,744
   300,000   Kraft Foods, Inc.                             4.00      10/1/08       292,734
                                                                               -----------
                                                                                   434,478
                                                                               -----------
             INSURANCE -- 1.6%
 1,000,000   Everest Reinsurance Holding                   5.40     10/15/14       986,217
   500,000   GE Global Insurance                           6.45       3/1/19       532,026
                                                                               -----------
                                                                                 1,518,243
                                                                               -----------
             INSURANCE - LIFE -- 0.5%
   513,000   Lincoln National Corp.                        6.50      3/15/08       529,954
                                                                               -----------
             INVESTMENT MANAGEMENT &
             ADVISORY SERVICES -- 0.5%
   500,000   FMR Corp.*                                    4.75       3/1/13       492,472
                                                                               -----------
             MEDICAL - DRUGS -- 1.9%
   800,000   Bristol-Meyers Squibb Co.                     5.75      10/1/11       826,223
 1,000,000   Wyeth                                         5.50       2/1/14     1,012,952
                                                                               -----------
                                                                                 1,839,175
                                                                               -----------
             PRINTING & PUBLISHING -- 0.9%
   630,000   New York Times Co., MTN                       6.95     11/18/09       674,259
   155,000   Tribune Co., MTN                              5.50      10/6/08       157,358
                                                                               -----------
                                                                                   831,617
                                                                               -----------
             REAL ESTATE OPERATION/DEVELOPMENT -- 0.3%
   350,000   EOP Operating Limited Partnership             4.75      3/15/14       330,747
                                                                               -----------

             RESTAURANTS -- 1.1%
   800,000   Darden Restaurants                            4.88      8/15/10       785,244
   280,000   McDonald's Corp.                              6.00      4/15/11       292,473
                                                                               -----------
                                                                                 1,077,717
                                                                               -----------
             RETAIL -- 0.2%
   200,000   Sherwin-Williams Co.                          6.85       2/1/07       204,162
                                                                               -----------
             UTILITIES - ELECTRIC -- 1.8%
    95,000   National Rural Utilities                      6.00      5/15/06        95,439
   950,000   National Rural Utilities                      3.25      10/1/07       923,205
   200,000   Tennessee Valley Authority, Series A          5.63      1/18/11       207,417
   500,000   Union Electric Co.                            6.75       5/1/08       518,171
                                                                               -----------
                                                                                 1,744,232
                                                                               -----------
             TOTAL CORPORATE BONDS
                (cost - $32,481,480)                                            32,243,806
                                                                               -----------
             U.S. GOVERNMENT AGENCIES -- 46.6%
   350,000   Fannie Mae, MTN                               6.89      4/25/06       352,394
   300,000   Fannie Mae                                    5.25      6/15/06       300,837
   400,000   Fannie Mae                                    7.13      3/15/07       410,812
 1,000,000   Fannie Mae                                    3.63      7/27/07       982,984
 1,500,000   Fannie Mae, Callable 5/5/06 @ 100             4.30       5/5/08     1,481,327
 1,000,000   Fannie Mae                                    4.00       9/2/08       979,444
   250,000   Fannie Mae                                    5.25      1/15/09       253,816
   500,000   Fannie Mae, Callable 11/30/07 @ 100           4.00     11/30/09       485,927
   200,000   Fannie Mae                                    4.25      7/28/10       194,765
   150,000   Fannie Mae                                    6.25       2/1/11       158,417
 1,000,000   Fannie Mae, Callable 9/9/05 @ 100             4.55       3/9/11       978,663
   750,000   Fannie Mae                                    5.38     11/15/11       772,018
   100,000   Fannie Mae                                    5.25       8/1/12       100,959
   750,000   Fannie Mae                                    6.00     12/14/12       750,803
   300,000   Fannie Mae, Callable 10/15/05 @ 100           5.00      4/15/13       294,804
   500,000   Fannie Mae                                    4.63     10/15/14       494,108
   500,000   Fannie Mae, Callable 10/24/05 @ 100           5.31      11/3/14       493,044
   494,272   Fannie Mae                                    5.00      6/25/16       487,408
   800,000   Fannie Mae, Callable 4/26/10 @ 100            5.00      4/26/17       774,238
   533,803   Fannie Mae                                    4.50      6/25/33       516,773
   419,813   Fannie Mae                                    5.00      3/25/34       415,538
   500,000   Federal Farm Credit Bank, MTN                 5.87       9/2/08       514,243
   750,000   Federal Farm Credit Bank                      5.20      2/24/10       745,934
   420,000   Federal Farm Credit Bank                      5.81      1/10/11       439,105
   750,000   Federal Farm Credit Bank, Callable            4.65     11/29/11       734,270
             11/29/06 @ 100
   500,000   Federal Farm Credit Bank                      4.60      1/17/12       495,613
   250,000   Federal Farm Credit Bank, Callable            5.22     10/20/14       245,915
             10/20/05 @ 100
   500,000   Federal Farm Credit Bank                      5.63     10/19/20       490,941
 2,000,000   Federal Farm Credit Farm                      3.75      10/3/07     1,960,627
   250,000   Federal Home Loan Bank, Series L-06           5.82      1/11/06       250,061
   285,000   Federal Home Loan Bank, Series TV06           4.88     11/15/06       285,270
   925,000   Federal Home Loan Bank, Series HS07           6.20     10/10/07       944,691
   800,000   Federal Home Loan Bank, Callable              4.50       6/6/08       793,050
             11/6/05 @ 100

  500,000   Federal Home Loan Bank, Callable        4.05    8/13/08      490,958
            8/13/05 @ 100
1,065,000   Federal Home Loan Bank, Series 100      5.80    9/2/08     1,091,710
  325,000   Federal Home Loan Bank, Series 8D08     5.25   11/14/08      329,241
  875,000   Federal Home Loan Bank                  5.49   12/22/08      894,645
  400,000   Federal Home Loan Bank, Callable        4.28   10/30/09      391,645
            10/30/05 @ 100
  200,000   Federal Home Loan Bank, Series 5,       4.00    3/30/10      198,075
            Callable 3/30/06 @ 100
1,250,000   Federal Home Loan Bank, Series 1,       4.75    3/30/10    1,235,150
            Callable 3/30/06 @100
  550,000   Federal Home Loan Bank                  4.00    4/22/10      534,180
  750,000   Federal Home Loan Bank                  5.20   10/28/10      745,678
  100,000   Federal Home Loan Bank, Series 1N11     6.00    5/13/11      105,959
1,000,000   Federal Home Loan Bank, Callable        5.00     8/3/11      988,058
            8/3/06 @ 100
  500,000   Federal Home Loan Bank                  4.63    2/15/12      495,352
1,000,000   Federal Home Loan Bank, Callable        4.75    2/16/12      977,792
            2/16/07 @ 100
  500,000   Federal Home Loan Bank                  5.00    2/21/12      493,201
1,200,000   Federal Home Loan Bank, Callable        5.25     5/3/12    1,187,976
            11/3/05 @ 100
  200,000   Federal Home Loan Bank, Callable        4.25   10/29/13      197,041
            10/29/05 @ 100
  500,000   Federal Home Loan Bank                  4.25    1/30/15      493,216
1,000,000   Federal Home Loan Bank, Callable        5.74    4/20/15      994,144
            4/20/06 @ 100
  500,000   Federal Home Loan Bank, Callable        4.00    6/26/18      479,169
            12/26/05 @ 100
  500,000   Federal Home Loan Bank, Callable        5.65    3/22/19      490,019
            10/18/05 @ 100
  500,000   Federal Home Loan Bank, Callable        5.30    11/4/19      484,392
            11/4/09 @ 100
  500,000   Federal Home Loan Bank, Callable        5.85   12/27/19      492,108
            12/27/06 @ 100
  200,000   Freddie Mac                             3.25    3/14/08      193,225
   50,000   Freddie Mac                             5.75    4/15/08       51,077
  750,000   Freddie Mac, Callable 12/1/05 @ 100     4.85    12/1/09      745,379
  450,017   Freddie Mac                             3.75    4/15/11      447,521
1,000,000   Freddie Mac                             6.25     3/5/12    1,015,189
  750,000   Freddie Mac, Callable 11/5/07 @ 100     5.25    11/5/12      740,330
1,500,000   Freddie Mac                             4.80    7/30/13    1,455,592
  500,000   Freddie Mac                             5.13     8/6/13      494,717
1,500,000   Freddie Mac, Callable 1/30/07 @ 100     5.00    1/30/14    1,478,422
  500,000   Freddie Mac, Callable 10/27/06 @ 100    5.00   10/27/14      493,890
  750,000   Freddie Mac                             5.00   11/13/14      744,560
1,500,000   Freddie Mac                             5.00    1/15/19    1,495,708
  399,372   Freddie Mac                             4.75    3/15/22      394,737
1,458,800   Freddie Mac                             5.00    8/15/27    1,447,420
  646,452   Freddie Mac, Series 2664                5.00    4/15/30      640,239
  309,240   Freddie Mac                             5.50   10/15/31      310,431
                                                                      ----------
            TOTAL U.S. GOVERNMENT AGENCIES
               (cost - $46,133,789)                                   45,516,945
                                                                      ----------
            U.S. TREASURY NOTES -- 17.8%
  700,000   U.S. Treasury Notes                     5.63    2/15/06      701,313

  700,000   U.S. Treasury Notes                    6.88    5/15/06       706,316
1,150,000   U.S. Treasury Notes                    6.50   10/15/06     1,167,474
  150,000   U.S. Treasury Notes                    6.25    2/15/07       152,883
  500,000   U.S. Treasury Notes                    3.75    3/31/07       495,742
1,000,000   U.S. Treasury Notes                    3.63    4/30/07       989,531
  325,000   U.S. Treasury Notes                    6.63    5/15/07       334,445
2,000,000   U.S. Treasury Notes                    3.88    7/31/07     1,983,750
  400,000   U.S. Treasury Notes                    6.13    8/15/07       410,594
  775,000   U.S. Treasury Notes                    5.50    2/15/08       792,347
  650,000   U.S. Treasury Notes                    5.63    5/15/08       667,723
  350,000   U.S. Treasury Notes                    3.38   11/15/08       340,607
  340,000   U.S. Treasury Notes                    4.75   11/15/08       343,267
  300,000   U.S. Treasury Notes                    3.88    5/15/09       295,289
3,000,000   U.S. Treasury Notes                    3.63    1/15/10     2,917,733
  250,000   U.S. Treasury Notes                    3.50    2/15/10       241,817
  500,000   U.S. Treasury Notes                    4.00    3/15/10       492,832
  700,000   U.S. Treasury Notes                    5.00    8/15/11       722,504
  200,000   U.S. Treasury Notes                    4.88    2/15/12       205,336
  500,000   U.S. Treasury Notes                    4.38    8/15/12       499,942
1,750,000   U.S. Treasury Notes                    4.00   11/15/12     1,712,335
  200,000   U.S. Treasury Notes                    4.75    5/15/14       204,867
  750,000   U.S. Treasury Notes                    4.25   11/15/14       741,269
  250,000   U.S. Treasury Notes                    1.63    1/15/15       251,261
                                                                     -----------
            TOTAL U.S. TREASURY NOTES
               (cost - $17,436,579)                                   17,371,177
                                                                     -----------
            INVESTMENT COMPANIES -- 0.5%
  457,884   Huntington Money Market Fund -                           $   457,884
            Trust Class
                                                                     -----------
            TOTAL INVESTMENT COMPANIES
               (cost - $457,884)                                         457,884
                                                                     -----------
            PREFERRED STOCK -- 1.1%
            INSURANCE AGENTS, BROKERS,
            & SERVICE -- 1.1%
   40,000   Metlife Inc.                                               1,036,800
                                                                     -----------
            TOTAL PREFERRED STOCK
               (cost - $1,018,980)                                     1,036,800
                                                                     -----------
            Total Investments - 99.1%
               (cost - $97,528,712)**                                 96,626,612
                                                                     ===========

----------
Percentages indicated are based on net assets.

* 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees.

** Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized depreciation of securities as follows:

Unrealized appreciation......................   $   489,509
Unrealized depreciation......................   $(1,391,609)
                                                -----------
Net unrealized appreciation (depreciation)...   $  (902,100)
                                                ===========

BKNT - Bank Note
MTN - Medium Term Note

See Notes to Schedule of Portfolio Investments.

Notes to Schedules of Portfolio Investments (Unaudited)        December 31, 2005

ORGANIZATION:

The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Large Cap Growth Fund, the Income Fund, the Tax-Exempt Income Fund, the Money Market Fund, and the Tax-Exempt Money Market Fund (collectively, the "Funds" and individually, a "Fund") are a series within the Group. The Funds are each authorized to issue Class A, Class B, and Class I Shares. Currently all classes of the Tax-Exempt Money Market are not offered to any investors. On August 1, 2003, Class A and Class B of the Money Market Fund liquidated all of their assets and are not currently offered to any investors.

Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America. The preparation of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

The value of each equity security is based either on the closing price on a national securities exchange, or in the absence of recorded sales, at fair value as determined by the Funds' Trustees.

Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction if the Group's Board of Trustees.

All short-term securities with a remaining maturity of 60 days or less and securities held in the Money Market Fund are valued utilizing the amortized cost method, which approximates market value. Under the amortized cost method, discount or premium is amortized on a constant basis to maturity or reset date of the security.

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with a bank or broker-dealer that the Advisor deems creditworthy. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the collateral held pursuant to the agreement, with a market value equal to or greater than the repurchase price (including accrued interest). Collateral subject to repurchase agreements is held by the Funds' custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system. If the counterparty defaults and the fair value of the collateral declines, realization of the collateral by the Funds may be delayed or limited.

SECURITY TRANSACTIONS AND RELATED INCOME:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Income and realized and unrealized gains and losses on investments are allocated to each class of shares based upon relative net assets or other appropriate basis.

THE COVENTRY GROUP
WALDEN SOCIAL EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                           SHARES      VALUE($)
                                                         ---------   -----------
COMMON STOCKS (99.2%)
BASIC MATERIALS (4.2%)
Donaldson Co., Inc.                                         15,000       477,000
Ecolab, Inc.                                                20,000       725,400
Sigma-Aldrich                                               12,000       759,480
                                                                     -----------
                                                                       1,961,880
                                                                     -----------
CAPITAL GOODS (2.2%)
Illinois Tool Works                                         12,000     1,055,880
                                                                     -----------
COMMUNICATION SERVICES (2.4%)
Alltel Corp.                                                 8,000       504,800
Nokia Corp., ADR                                            35,000       640,500
                                                                     -----------
                                                                       1,145,300
                                                                     -----------
CONSUMER CYCLICALS (9.4%)
Eaton Corp.                                                 11,000       737,990
Leggett & Platt, Inc.                                       27,500       631,400
McClatchy Co.                                                6,000       354,600
Nike, Inc.                                                   5,500       477,345
Staples, Inc.                                               37,500       851,625
The Home Depot, Inc.                                        23,300       943,184
Washington Post Co.                                            600       459,000
                                                                     -----------
                                                                       4,455,144
                                                                     -----------
CONSUMER PRODUCTS (1.1%)
Aptargroup, Inc.                                            10,000       522,000
                                                                     -----------
CONSUMER STAPLES (14.4%)
Alberto-Culver Co.                                          10,000       457,500
Colgate-Palmolive Co.                                       16,000       877,600
Costco Wholesale Corp.                                      20,000       989,400
Estee Lauder Cos., Inc., Class A                            15,000       502,200
Pepsico, Inc.                                               16,000       945,280
Procter & Gamble Co.                                        10,000       578,800
Sysco Corp.                                                 25,000       776,250
W.W. Grainger, Inc.                                         12,000       853,200
Walgreen Co.                                                18,000       796,680
                                                                     -----------
                                                                       6,776,910
                                                                     -----------
ENERGY (5.7%)
Apache Corp.                                                13,000       890,760
BP PLC, ADR                                                 28,000     1,798,160
                                                                     -----------
                                                                       2,688,920
                                                                     -----------
FINANCIAL SERVICES (20.1%)
AmSouth Bancorporation                                      25,000       655,250
Bank of America Corp.                                       18,000       830,700
Chubb Corp.                                                 10,000       976,500
Cincinnati Financial Corp.                                  19,845       886,675
Comerica, Inc.                                              13,000       737,880
Commerce Bancshares, Inc.                                   16,537       861,908
Northern Trust Corp.                                        15,000       777,300
State Street Corp.                                          12,000       665,280
Suntrust Banks, Inc.                                        10,000       727,600
T. Rowe Price Group, Inc.                                   15,000     1,080,450
Wachovia Corp.                                               9,000       475,740
Wilmington Trust Corp.                                      21,000       817,110
                                                                     -----------

                                                                      9,492,393
                                                                    -----------
HEALTH CARE (19.15%)
Amgen, Inc. (b)                                            12,000       946,320
Biomet, Inc.                                               12,000       438,840
C.R. Bard, Inc.                                             6,000       395,520
Caremark Rx, Inc. (b)                                      10,000       517,900
Dentsply International, Inc.                               12,000       644,280
GlaxoSmithKline PLC - ADR                                  15,000       757,200
Henry Schein, Inc. (b)                                     12,000       523,680
Johnson & Johnson, Inc.                                    17,000     1,021,700
Medtronic, Inc.                                            20,000     1,151,400
Mylan Laboratories, Inc.                                   25,000       499,000
Novartis AG - ADR                                          15,000       787,200
Pfizer, Inc.                                               10,000       233,200
Teva Pharmaceutical Ltd., ADR                              20,000       860,200
Waters Corp. (b)                                            5,000       189,000
                                                                    -----------
                                                                      8,965,440
                                                                    -----------
PRODUCER PRODUCTS (1.1%)
Teleflex, Inc.                                              8,000       519,840
                                                                    -----------
RETAIL STORES (1.0%)
TJX Cos., Inc.                                             20,000       464,600
                                                                    -----------
TECHNOLOGY (14.8%)
3M Co.                                                     12,000       930,000
Adobe Systems, Inc.                                        10,000       369,600
Automatic Data Processing, Inc.                            12,000       550,680
Dell, Inc. (b)                                             16,500       494,835
EMC Corp. (b)                                              40,000       544,800
Intel Corp.                                                35,000       873,600
International Business Machines Corp.                       7,000       575,400
Jabil Circuit, Inc. (b)                                    11,000       407,990
Microsoft Corp.                                            45,000     1,176,750
Oracle Corp. (b)                                           50,000       610,500
Zebra Technologies, Class A (b)                            10,000       428,500
                                                                    -----------
                                                                      6,962,655
                                                                    -----------
TRANSPORTATION (3.8%)
Expeditors International of Washington, Inc.               12,000       810,120
United Parcel Service, Inc. Class B                        13,000       976,950
                                                                    -----------
                                                                      1,787,070
                                                                    -----------
TOTAL COMMON STOCKS (COST $38,160,323)                               46,798,032
                                                                    -----------
INVESTMENT COMPANIES (0.9%)
Fifth Third Institutional Government                      425,304       425,304
                                                                    -----------
Money Market Fund - Institutional Class
TOTAL INVESTMENT COMPANIES (COST $425,304)                              425,304
                                                                    -----------

TOTAL INVESTMENTS (COST $38,585,627)(a) - 100.1%                     47,223,336
                                                                    ===========

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $ 9,726,498
Unrealized depreciation        (1,088,789)
                              -----------
Net unrealized appreciation   $ 8,637,709
                              ===========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

                 See Notes to Schedule of Portfolio Investments.

THE COVENTRY GROUP
WALDEN SOCIAL BALANCED FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                             SHARES OR
                                                             PRINCIPAL
                                                              AMOUNT      VALUE ($)
                                                             ---------   -----------
COMMON STOCKS (71.6%)
BASIC MATERIALS (5.1%)
Donaldson Co., Inc.                                             12,000       381,600
Ecolab, Inc.                                                    10,000       362,700
Praxair, Inc.                                                    8,000       423,680
Sigma-Aldrich                                                    5,000       316,450
                                                                         -----------
                                                                           1,484,430
                                                                         -----------
CAPITAL GOODS (2.4%)
Illinois Tool Works                                              8,000       703,920
                                                                         -----------
CONSUMER CYCLICALS (5.6%)
Honda Motor Co. Ltd., ADR                                        8,000       231,760
Nike, Inc.                                                       2,200       190,938
Omnicom Group, Inc.                                              5,700       485,241
Staples, Inc.                                                   13,500       306,585
The Home Depot, Inc.                                            10,000       404,800
                                                                         -----------
                                                                           1,619,324
                                                                         -----------
CONSUMER PRODUCTS (0.6%)
Aptargroup, Inc.                                                 3,500       182,700
                                                                         -----------
CONSUMER STAPLES (8.1%)
Colgate-Palmolive Co.                                            7,200       394,920
Costco Wholesale Corp.                                           8,500       420,495
Estee Lauder Cos., Inc., Class A                                 6,000       200,880
Pepsico, Inc.                                                    6,600       389,928
Procter & Gamble Co.                                             6,500       376,220
The Hershey Company                                              3,000       165,750
W.W. Grainger, Inc.                                              2,800       199,080
Walgreen Co.                                                     4,000       177,040
                                                                         -----------
                                                                           2,324,313
                                                                         -----------
ENERGY (3.3%)
BP PLC, ADR                                                     15,000       963,300
                                                                         -----------
FINANCIAL SERVICES (14.8%)
AmSouth Bancorporation                                          10,000       262,100
Bank of America Corp.                                           13,000       599,951
Chubb Corp.                                                      5,000       488,250
Cincinnati Financial Corp.                                       8,715       389,386
Comerica, Inc.                                                   5,000       283,800
Commerce Bancshares, Inc.                                        5,787       301,618
MBNA Corp.                                                       4,000       108,640
Northern Trust Corp.                                             7,000       362,740
State Street Corp.                                               7,000       388,080
T. Rowe Price Group, Inc.                                        5,500       396,165
Wells Fargo & Co.                                                3,000       188,490
Wilmington Trust Corp.                                          12,000       466,920
                                                                         -----------
                                                                           4,236,140
                                                                         -----------
HEALTH CARE (16.3%)
Amgen, Inc. (b)                                                  4,000       315,440
Becton, Dickinson & Co.                                          3,000       180,240
Biomet, Inc.                                                     9,000       329,130
C.R. Bard, Inc.                                                  4,000       263,680
Caremark Rx, Inc. (b)                                            4,000       207,160
Dentsply International, Inc.                                     6,000       322,140

GlaxoSmithKline PLC - ADR                                        8,000       403,840
Henry Schein, Inc. (b)                                           4,700       205,108
IMS Health, Inc.                                                 3,500        87,220
Johnson & Johnson, Inc.                                          7,000       420,700
Medtronic, Inc.                                                  6,000       345,420
Mylan Laboratories, Inc.                                        10,000       199,600
Novartis AG - ADR                                                8,200       430,336
Respironics, Inc. (b)                                            4,900       181,643
Teva Pharmaceutical Ltd., ADR                                   14,000       602,140
Zimmer Holdings, Inc. (b)                                        2,800       188,832
                                                                         -----------
                                                                           4,682,629
                                                                         -----------
PRODUCER PRODUCTS (1.0%)
Teleflex, Inc.                                                   4,400       285,912
                                                                         -----------
TECHNOLOGY (12.2%)
3M Co.                                                           6,100       472,750
Affiliated Computer Services Inc., Class A (b)                   3,000       177,540
Applied Materials, Inc.                                         16,000       287,040
Automatic Data Processing, Inc.                                  7,000       321,230
Cisco Systems, Inc. (b)                                         11,000       188,320
Dell, Inc. (b)                                                  11,000       329,890
EMC Corp. (b)                                                   20,000       272,400
Intel Corp.                                                     11,500       287,040
International Business Machines Corp.                            4,000       328,800
Jabil Circuit, Inc. (b)                                          6,700       248,503
Microsoft Corp.                                                 15,000       392,250
Oracle Corp. (b)                                                15,000       183,150
                                                                         -----------
                                                                           3,488,913
                                                                         -----------
TRANSPORTATION (2.2%)
FedEx Corp.                                                      2,500       258,475
United Parcel Service, Inc. Class B                              5,000       375,750
                                                                         -----------
                                                                             634,225
                                                                         -----------
TOTAL COMMON STOCKS (COST $17,294,635)                                    20,605,806
                                                                         -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS (24.6%)
FEDERAL FARM CREDIT BANK (1.8%)
6.00%, 3/7/11                                                  500,000       528,278
                                                                         -----------
FEDERAL HOME LOAN BANK (14.8%)
5.38%, 2/15/06                                                 500,000       500,416
2.75%, 5/15/06                                               1,000,000       993,357
3.75%, 9/28/06                                                 500,000       496,707
4.25%, 4/16/07                                                 300,000       298,172
3.50%, 11/15/07                                                500,000       488,919
3.75%, 8/18/09                                                 500,000       484,117
5.00%, 12/21/15                                              1,000,000     1,013,637
                                                                         -----------
                                                                           4,275,325
                                                                         -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (1.6%)
6.50%, 2/15/32                                                  19,408        20,286
6.50%, 5/15/32                                                 164,407       171,844
6.00%, 7/15/34                                                 264,174       270,613
                                                                         -----------
                                                                             462,743
                                                                         -----------
HOUSING AND URBAN DEVELOPMENT (0.8%)
7.50%, 8/1/11                                                  200,000       217,531
                                                                         -----------
U.S. TREASURY INFLATION PROTECTED BONDS (5.6%)
3.63%, 1/15/08                                               1,000,000     1,266,496
3.00%, 7/15/12                                                 300,000       351,533
                                                                         -----------
                                                                           1,618,029
                                                                         -----------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $7,071,424)                 7,101,906
                                                                         -----------

INVESTMENT COMPANIES (2.4%)
Fifth Third Institutional Government                           703,049       703,049
                                                                         -----------
Money Market Fund - Institutional Class

TOTAL INVESTMENT COMPANIES (COST $703,049)                                   703,049
                                                                         -----------
CERTIFICATES OF DEPOSIT (1.1%)
Albina Community BankCorp, 3.59%, 3/15/08                       25,000        25,000
Central Appalachian Peoples Federal
Credit Union, 4.00%, 3/14/09                                    25,000        25,000
Community Capital Bank, 3.80%, 7/20/08                          50,000        50,000
Delta Bank and Trust Co., 2.75%, 10/6/07                        25,000        25,000
Elk Horn Bank, 3.75%, 3/14/08                                   25,000        25,000
Quitman TRI-COUNTY Bank, 2.00%, 1/9/06                          25,000        25,000
Shorebank Pacific Bank, 2.85%, 2/10/06                          50,000        50,000
Shorebank Pacific Bank, 3.02%, 7/13/07                          50,000        50,000
Vermont Development Credit, 3.75%, 7/13/09                      50,000        50,000
                                                                         -----------
TOTAL CERTIFICATES OF DEPOSIT (COST $325,000)                                325,000
                                                                         -----------
TOTAL INVESTMENTS (COST $25,394,108) (A) - 99.7%                          28,735,761
                                                                         ===========

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $3,871,860
Unrealized depreciation         (530,207)
                              ----------
Net unrealized appreciation   $3,341,653
                              ==========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

                 See Notes to Schedule of Portfolio Investments.

THE COVENTRY GROUP
BOSTON EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                           SHARES      VALUE($)
                                                         ---------   -----------
COMMON STOCKS (99.7%)
BASIC MATERIALS (6.9%)
Air Products & Chemical, Inc.                                7,500       443,925
Donaldson Co., Inc.                                         30,000       954,000
Ecolab, Inc.                                                22,000       797,940
Sigma-Aldrich                                               15,000       949,350
                                                                     -----------
                                                                       3,145,215
                                                                     -----------
CAPITAL GOODS (4.8%)
Illinois Tool Works                                         14,000     1,231,860
Precision Castparts Corp.                                   18,000       932,580
                                                                     -----------
                                                                       2,164,440
                                                                     -----------
CONSUMER CYCLICALS (5.0%)
Gannett Co., Inc.                                            5,000       302,850
Johnson Controls, Inc.                                      12,000       874,920
Leggett & Platt, Inc.                                        7,500       172,200
McClatchy Co.                                                5,000       295,500
Staples, Inc.                                               15,000       340,650
The Home Depot, Inc.                                         7,500       303,600
                                                                     -----------
                                                                       2,289,720
                                                                     -----------
CONSUMER PRODUCTS (2.4%)
Anheuser-Busch Cos., Inc.                                   10,000       429,600
Aptargroup, Inc.                                            12,500       652,500
                                                                     -----------
                                                                       1,082,100
                                                                     -----------
CONSUMER STAPLES (15.8%)
Alberto-Culver Co.                                           5,000       228,750
Clorox Co.                                                  10,000       568,900
Costco Wholesale Corp.                                      15,000       742,050
Kimberly-Clark Corp.                                        10,000       596,500
Procter & Gamble Co.                                        20,000     1,157,600
Sysco Corp.                                                 30,000       931,500
The Hershey Company                                         15,000       828,750
W.W. Grainger, Inc.                                         10,000       711,000
Wal-Mart Stores, Inc.                                        5,000       234,000
Walgreen Co.                                                17,500       774,550
William Wrigley, Jr. Co.                                     6,000       398,940
                                                                     -----------
                                                                       7,172,540
                                                                     -----------
ENERGY (7.9%)
BP PLC, ADR                                                 25,000     1,605,500
Exxon Mobil Corp.                                           35,000     1,965,950
                                                                     -----------
                                                                       3,571,450
                                                                     -----------
FINANCIAL SERVICES (20.4%)
AmSouth Bancorporation                                      25,000       655,250
Bank of America Corp.                                       15,000       692,250
Cincinnati Financial Corp.                                  23,900     1,067,852
Comerica, Inc.                                              10,000       567,600
Commerce Bancshares, Inc.                                   13,891       723,999
First Midwest Bancgroup, Inc.                               15,000       525,900
MBNA Corp.                                                  10,000       271,600
Northern Trust Corp.                                         4,000       207,280
State Street Corp.                                          12,000       665,280
Suntrust Banks, Inc.                                        10,000       727,600

T. Rowe Price Group, Inc.                                   15,000     1,080,450
Wachovia Corp.                                              15,000       792,900
Wells Fargo & Co.                                            5,000       314,150
Wilmington Trust Corp.                                      25,000       972,750
                                                                     -----------
                                                                       9,264,861
                                                                     -----------
HEALTH CARE (17.6%)
Amgen, Inc. (b)                                              4,000       315,440
Becton, Dickinson & Co.                                     15,000       901,200
Biomet, Inc.                                                15,000       548,550
C.R. Bard, Inc.                                             15,000       988,800
Caremark Rx, Inc. (b)                                       12,500       647,375
Charles River Laboratories, Inc. (b)                        10,000       423,700
Dentsply International, Inc.                                15,000       805,350
Henry Schein, Inc. (b)                                      15,000       654,600
Johnson & Johnson, Inc.                                     12,000       721,200
Medtronic, Inc.                                             15,000       863,550
Saint Jude Medical, Inc. (b)                                10,000       502,000
Stryker Corp.                                               10,000       444,300
Waters Corp. (b)                                             5,000       189,000
                                                                     -----------
                                                                       8,005,065
                                                                     -----------
PRODUCER PRODUCTS (3.6%)
Carlisle Cos., Inc.                                          4,000       276,600
General Electric Co.                                        30,000     1,051,500
Teleflex, Inc.                                               5,000       324,900
                                                                     -----------
                                                                       1,653,000
                                                                     -----------
TECHNOLOGY (11.60%)
3M Co.                                                      10,000       775,000
Applied Materials, Inc.                                     25,000       448,500
Automatic Data Processing, Inc.                             10,000       458,900
Cisco Systems, Inc. (b)                                     10,000       171,200
Dell, Inc. (b)                                              10,000       299,900
EMC Corp. (b)                                               25,000       340,500
Intel Corp.                                                 20,000       499,200
International Business Machines Corp.                        2,500       205,500
Microsoft Corp.                                             60,000     1,569,000
Oracle Corp. (b)                                            40,000       488,400
                                                                     -----------
                                                                       5,256,100
                                                                     -----------
TRANSPORTATION (3.7%)
C.H. Robinson Worldwide, Inc.                               20,000       740,600
United Parcel Service, Inc. Class B                         12,500       939,375
                                                                     -----------
                                                                       1,679,975
                                                                     -----------
TOTAL COMMON STOCKS (COST $30,489,430)                                45,284,466
                                                                     -----------
INVESTMENT COMPANIES (0.2%)
Fifth Third Institutional Government                       106,816       106,816
                                                                     -----------
Money Market Fund - Institutional Class
TOTAL INVESTMENT COMPANIES (COST $106,816)                               106,816
                                                                     -----------
TOTAL INVESTMENTS (COST $30,596,246) (a) - 99.9%                      45,391,282

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:


Unrealized appreciation       $15,256,002
Unrealized depreciation          (460,966)
                              -----------
Net unrealized appreciation   $14,795,036
                              ===========

(b)  Non-income producing security.

ADR - American Depositary Receipt

                 See Notes to Schedule of Portfolio Investments.

THE COVENTRY GROUP
BOSTON TRUST SMALL CAP EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                             SHARES    VALUE ($)
                                                            -------   ----------
COMMON STOCKS (92.7%)
BASIC MATERIALS (7.2%)
Aleris International, Inc. (b)                                3,648   $  117,611
Apogee Enterprises, Inc.                                      2,525       40,956
CARBO Ceramics, Inc.                                          1,425       80,541
John Wiley & Sons, Inc. Class A                               1,600       62,464
Minerals Technologies, Inc.                                   1,300       72,657
Rock-Tenn Co.                                                 1,200       16,380
Trex Company, Inc. (b)                                        2,600       72,930
                                                                      ----------
                                                                         463,539
                                                                      ----------
CAPITAL GOODS (9.5%)
Bandag, Inc.                                                  2,625      112,009
CLARCOR, Inc.                                                 3,850      114,384
Commercial Metals Co.                                         3,400      127,635
Educational Development Corp.                                 1,500       12,150
Kadant, Inc. (b)                                              2,540       46,990
Lindsay Manufacturing Co.                                     1,500       28,845
Myers Industries, Inc.                                        2,985       43,521
Simpson Manufacturing Co., Inc.                               3,425      124,499
                                                                      ----------
                                                                         610,033
                                                                      ----------
CONSUMER CYCLICALS (2.0%)
Active Power, Inc. (b)                                        4,550       17,518
Herman Miller, Inc.                                           1,125       31,713
Interface, Inc. Class A (b)                                   1,525       12,536
Journal Communications, Inc. Class A                          3,225       44,988
Nautilus, Inc.                                                  900       16,794
Spanish Broadcasting System, Inc. Class A (b)                 1,525        7,793
                                                                      ----------
                                                                         131,342
                                                                      ----------
CONSUMER PRODUCTS (12.4%)
Acxiom Corp.                                                  2,300       52,900
Arbitron, Inc.                                                  800       30,384
Bright Horizons Family Solutions, Inc. (b)                    2,575       95,404
Corinthian Colleges, Inc. (b)                                 3,250       38,285
Education Management Corp. (b)                                3,400      113,934
Gaiam, Inc. Class A (b)                                       1,450       19,590
Green Mountain Coffee Roasters, Inc. (b)                        700       28,420
Hain Celestial Group, Inc. (b)                                2,700       57,132
Laureate Education, Inc. (b)                                    675       35,444
Scholastic Corp. (b)                                          1,250       35,638
Strayer Education, Inc.                                         900       84,330
SunOpta, Inc. (b)                                             6,000       31,560
Timberland Co., Class A (b)                                   3,800      123,689
United Natural Foods, Inc. (b)                                2,100       55,440
                                                                      ----------
                                                                         802,150
                                                                      ----------
CONSUMER STAPLES (1.3%)
American States Water Co.                                       850       26,180
J.M. Smucker Co.                                                945       41,580
Wild Oats Markets, Inc. (b)                                   1,300       15,704
                                                                      ----------
                                                                          83,464
                                                                      ----------
ENERGY (7.6%)
Ballard Power Systems, Inc. (b)                                 600        2,508
Cabot Oil & Gas Corp.                                         2,825      127,407

Encore Acquisition Co. (b)                                    2,887       92,499
FuelCell Energy, Inc. (b)                                     1,225       10,376
Grey Wolf, Inc. (b)                                          10,000       77,300
Hydrogenics Corp. (b)                                         4,075       12,714
New Jersey Resources Corp.                                    1,550       64,930
South Jersey Industries, Inc.                                 3,500      101,990
                                                                      ----------
                                                                         489,724
                                                                      ----------
FINANCIAL SERVICES (13.2%)
Abigail Adams National Bancorp, Inc.                          1,270       17,780
American Capital Strategies, Ltd.                             1,175       42,547
Carver Bancorp, Inc.                                            925       14,227
Chittenden Corp.                                              3,918      108,960
Dime Community Bancshares                                     7,468      109,107
Federal Agricultural Mortgage Corp. Class C                     950       28,434
Hanmi Financial Corp.                                         6,300      112,517
Parkway Properties, Inc.                                      2,300       92,322
PennFed Financial Services, Inc.                              3,350       61,707
Republic Bancorp, Inc.                                        7,994       95,129
Siebert Financial Corp. (b)                                     550        1,309
UCBH Holdings, Inc.                                           6,400      114,431
Wainwright Bank & Trust Co.                                   5,579       56,181
                                                                      ----------
                                                                         854,651
                                                                      ----------
HEALTH CARE (14.9%)
Biosite, Inc. (b)                                               950       53,476
Cerner Corp. (b)                                                775       70,455
Cholestech Corp. (b)                                          2,900       28,768
Cytyc Corp. (b)                                               2,000       56,460
Diagnostic Products Corp.                                     2,025       98,314
Dionex Corp. (b)                                              2,250      110,430
IDEXX Laboratories, Inc. (b)                                  1,775      127,764
Invacare Corp.                                                2,225       70,065
Merge Technologies, Inc. (b)                                  1,600       40,064
Millipore Corp. (b)                                           1,900      125,476
Orthofix International N.V. (b)                                 700       27,923
Quidel Corp. (b)                                                775        8,339
Respironics, Inc. (b)                                         3,300      122,331
West Pharmaceutical Services, Inc.                              925       23,153
                                                                      ----------
                                                                         963,018
                                                                      ----------
PRODUCER PRODUCTS (2.6%)
Baldor Electric Co.                                           4,350      111,578
Church & Dwight Co., Inc.                                     1,775       58,628
                                                                      ----------
                                                                         170,206
                                                                      ----------
RETAIL STORES (1.2%)
Charming Shoppes, Inc. (b)                                    6,025       79,530
                                                                      ----------
TECHNOLOGY (16.0%)
CDW Corp.                                                       700       40,299
Coherent, Inc. (b)                                            2,800       83,104
Echelon Corp. (b)                                             1,875       14,681
ESCO Technologies, Inc. (b)                                     600       26,694
Gentex Corp.                                                  6,000      117,000
Insituform Technologies, Inc. Class A (b)                     2,575       49,878
Itron, Inc. (b)                                               3,100      124,124
Landauer, Inc.                                                1,725       79,505
Plantronics, Inc.                                             4,200      118,860
Polycom, Inc. (b)                                             3,775       57,758
Power Integrations, Inc. (b)                                  4,300      102,383
Presstek, Inc. (b)                                            2,450       22,148
Renaissance Learning, Inc.                                    3,010       56,919
Wabtec Corp.                                                  5,100      137,190
                                                                      ----------
                                                                       1,030,543
                                                                      ----------

TRANSPORTATION (2.4%)
Genesee & Wyoming, Inc. Class A (b)                           4,050      152,078
                                                                      ----------
UTILITIES (2.4%)
Energen Corp.                                                 4,300      156,176
                                                                      ----------
TOTAL COMMON STOCKS (COST $4,170,332)                                  5,986,454
                                                                      ----------
INVESTMENT COMPANIES (7.3%)
Fifth Third Institutional Government                        324,519      324,519
Money Market Fund - Institutional Class
Fifth Third Prime Money Market Fund-Institutional Class     145,425      145,425
                                                                      ----------
TOTAL INVESTMENT COMPANIES (COST $469,944)                               469,944
                                                                      ----------
TOTAL INVESTMENTS (COST $4,640,276) (a) - 100.0%                       6,456,398

Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $2,017,007
Unrealized depreciation         (200,885)
                              ----------
Net unrealized appreciation   $1,816,122
                              ==========

(b)  Represents non-income producing security.

                See Notes to Schedule of  Portfolio Investments.

THE COVENTRY GROUP
BOSTON BALANCED FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                        SHARES OR
                                                        PRINCIPAL
                                                         AMOUNT       VALUE ($)
                                                       ----------   ------------
COMMON STOCKS (73.3%)
BASIC MATERIALS (4.7%)
Air Products & Chemical, Inc.                              15,000        887,850
Donaldson Co., Inc.                                        75,000      2,385,000
Ecolab, Inc.                                               75,000      2,720,250
Sigma-Aldrich                                              30,000      1,898,700
                                                                    ------------
                                                                       7,891,800
                                                                    ------------
CAPITAL GOODS (3.4%)
Illinois Tool Works                                        35,000      3,079,650
Precision Castparts Corp.                                  50,000      2,590,500
                                                                    ------------
                                                                       5,670,150
                                                                    ------------
CONSUMER CYCLICALS (3.8%)
Emerson Electric Co.                                       15,000      1,120,500
Johnson Controls, Inc.                                     50,000      3,645,500
McClatchy Co.                                              10,000        591,000
Staples, Inc.                                              30,000        681,300
The Home Depot, Inc.                                       10,000        404,800
                                                                    ------------
                                                                       6,443,100
                                                                    ------------
CONSUMER PRODUCTS (1.6%)
Anheuser-Busch Cos., Inc.                                  15,000        644,400
Aptargroup, Inc.                                           40,000      2,088,000
                                                                    ------------
                                                                       2,732,400
                                                                    ------------
CONSUMER STAPLES (10.3%)
Alberto-Culver Co.                                         15,000        686,250
Clorox Co.                                                 20,000      1,137,800
Costco Wholesale Corp.                                     60,000      2,968,200
Kimberly-Clark Corp.                                       25,000      1,491,250
Procter & Gamble Co.                                       60,000      3,472,800
Sysco Corp.                                                60,000      1,863,000
The Hershey Company                                        35,000      1,933,750
W.W. Grainger, Inc.                                        25,000      1,777,500
Walgreen Co.                                               25,000      1,106,500
William Wrigley, Jr. Co.                                   15,000        997,350
                                                                    ------------
                                                                      17,434,400
                                                                    ------------
ENERGY  (6.0%)
BP PLC, ADR                                                70,000      4,495,400
Exxon Mobil Corp.                                         100,000      5,617,000
                                                                    ------------
                                                                      10,112,400
                                                                    ------------
FINANCIAL SERVICES (17.2%)
AmSouth Bancorporation                                     50,000      1,310,500
Bank of America Corp.                                      50,000      2,307,500
Cincinnati Financial Corp.                                 66,150      2,955,583
Comerica, Inc.                                             30,000      1,702,800
Commerce Bancshares, Inc.                                  52,500      2,736,300
First Midwest Bancgroup, Inc.                              30,000      1,051,800
MBNA Corp.                                                 50,000      1,358,000
Morgan Stanley                                             20,000      1,134,800
Northern Trust Corp.                                       20,000      1,036,400
State Street Corp.                                         25,000      1,386,000
Suntrust Banks, Inc.                                       25,000      1,819,000

T. Rowe Price Group, Inc.                                  40,000      2,881,200
Wachovia Corp.                                             50,000      2,643,000
Wells Fargo & Co.                                          25,000      1,570,750
Wilmington Trust Corp.                                     75,000      2,918,250
                                                                    ------------
                                                                      28,811,883
                                                                    ------------
HEALTH CARE (12.8%)
Amgen, Inc. (b)                                            10,000        788,600
Becton, Dickinson & Co.                                    40,000      2,403,200
Biomet, Inc.                                               50,000      1,828,500
C.R. Bard, Inc.                                            40,000      2,636,800
Caremark Rx, Inc. (b)                                      25,000      1,294,750
Dentsply International, Inc.                               40,000      2,147,600
Henry Schein, Inc. (b)                                     25,000      1,091,000
Johnson & Johnson, Inc.                                    50,000      3,005,000
Medtronic, Inc.                                            50,000      2,878,500
Saint Jude Medical, Inc. (b)                               40,000      2,008,000
Stryker Corp.                                              30,000      1,332,900
Waters Corp. (b)                                           10,000        378,000
                                                                    ------------
                                                                      21,792,850
                                                                    ------------
PRODUCER PRODUCTS (2.2%)
Carlisle Cos., Inc.                                        15,000      1,037,250
General Electric Co.                                       75,000      2,628,750
                                                                    ------------
                                                                       3,666,000
                                                                    ------------
TECHNOLOGY (8.9%)
3M Co.                                                     30,000      2,325,000
Applied Materials, Inc.                                    70,000      1,255,800
Automatic Data Processing, Inc.                            25,000      1,147,250
Cisco Systems, Inc. (b)                                    25,000        428,000
Dell, Inc. (b)                                             50,000      1,499,500
EMC Corp. (b)                                              20,000        272,400
Intel Corp.                                                60,000      1,497,600
International Business Machines Corp.                      10,000        822,000
Microsoft Corp.                                           150,000      3,922,500
Oracle Corp. (b)                                          125,000      1,526,250
                                                                    ------------
                                                                      14,696,300
                                                                    ------------
TRANSPORTATION (2.4%)
C.H. Robinson Worldwide, Inc.                              50,000      1,851,500
United Parcel Service, Inc. Class B                        30,000      2,254,500
                                                                    ------------
                                                                       4,106,000
                                                                    ------------
TOTAL COMMON STOCKS (COST $85,545,309)                               123,357,283
                                                                    ============
CORPORATE OBLIGATIONS (1.5%)
BASIC MATERIALS (0.2%)
Weyerhaeuser Co., 7.25%, 7/1/13                           300,000        327,144
                                                                    ------------
CONSUMER CYCLICALS (0.6%)
Eaton Corp., 8.90%, 8/15/06                               600,000        612,871
Leggett & Platt, Inc., 6.25%, 9/9/08 (c)                  500,000        515,831
                                                                    ------------
                                                                       1,128,702
                                                                    ------------
FINANCIAL SERVICES (0.7%)
General Electric Capital Corp., 8.30%, 9/20/09          1,000,000      1,116,341
                                                                    ------------
TOTAL CORPORATE OBLIGATIONS (COST $2,468,152)                          2,572,187
                                                                    ============
U.S. GOVERNMENT AGENCY OBLIGATIONS (22.7%)
FEDERAL FARM CREDIT BANK (2.5%)
6.80%, 10/12/07                                         2,500,000      2,589,548
6.30%, 12/20/10                                         1,500,000      1,604,196
                                                                    ------------
                                                                       4,193,744
                                                                    ------------
FEDERAL HOME LOAN BANK (11.8%)

2.38%, 2/15/06                                          5,000,000      4,987,614
3.75%, 9/28/06                                          5,000,000      4,967,065
3.88%, 12/20/06                                        10,000,000      9,918,819
                                                                    ------------
                                                                      19,873,498
                                                                    ------------
U.S. TREASURY INFLATION PROTECTED BONDS (5.4%)
3.50%, 1/15/11                                          7,500,000      9,176,810
U.S. TREASURY NOTES (3.0%)
3.00%, 12/31/06                                         2,000,000      1,972,422
4.75%, 5/15/14                                          3,000,000      3,073,947
                                                                    ------------
                                                                       5,046,369
                                                                    ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
   (COST $37,696,668)                                                 38,290,421
                                                                    ============
INVESTMENT COMPANIES (2.3%)
Fifth Third Institutional Government
Money Market Fund - Institutional Class                 3,837,528      3,837,528
                                                                    ------------
TOTAL INVESTMENT COMPANIES (COST $3,837,528)                           3,837,528
                                                                    ============
TOTAL INVESTMENTS (COST $129,547,657) (a) - 99.8%                    168,057,419

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $40,651,246
Unrealized depreciation        (2,141,484)
                              -----------
Net unrealized appreciation   $38,509,762
                              ===========

(b)  Represents non-income producing security.

(c) Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers.

ADR - American Depositary Receipt

                 See Notes to Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments (Unaudited)         December 31, 2005

ORGANIZATION:

     The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The accompanying schedules of portfolio investments are those of the Walden Social Balanced Fund, Walden Social Equity Fund, Boston Balanced Fund and Boston Equity Fund (individually, a "Fund", collectively, the "Funds"). The Funds are a separate series of the Coventry Group. Financial statements for all other series are published separately.

     Under the Funds organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Funds in preparation of the schedules of investments. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of schedules of investments requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

SECURITY VALUATION:

     The value of each equity security is based either on the last sale price on a national securities exchange, or in the absence of recorded sales, at the closing bid prices on such exchanges, or at the quoted bid price in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued by or at the direction of the Group's Board of Trustees.

     Bonds and other fixed income securities (other than short-term obligations but including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Group's Board of Trustees. In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and trading characteristics other than market data and without exclusive reliance upon quoted prices or exchanges or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of such securities. All debt portfolio securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Under the amortized cost method, discount or premium, if any, is accreted or amortized, respectively, on a constant (straight-line) basis to the maturity of the security.

SECURITY TRANSACTIONS AND RELATED INCOME:

     Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Securities gains and losses are calculated on the identified cost basis. Interest income is recognized on the accrual basis and includes, where applicable, the accretion or amortization of discount or premium. Dividend income is recorded on the ex-dividend date.

THE COVENTRY GROUP
THE SHELBY LARGE CAP FUND

Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

 SHARES OR
 PRINCIPAL     SECURITY
  AMOUNT     DESCRIPTION                                                VALUE
 ---------   -----------                                            -----------
COMMON STOCKS (96.3%):
Aerospace/Defense (2.6%):
       900   General Dynamics Corp.                                 $   102,645
     4,000   United Technologies Corp.                                  223,640
                                                                    -----------
                                                                        326,285
                                                                    -----------
Applications Software (0.2%):
       300   Infosys Technologies, Ltd. - ADR (b)                        24,258
                                                                    -----------
Asset Management (1.4%):
     3,100   State Street Corp.                                         171,864
                                                                    -----------
Banks (9.5%):
     8,850   Bank of America Corp.                                      408,427
     4,300   National City Corp.                                        144,351
     6,563   Wachovia Corp.                                             346,920
     4,800   Wells Fargo & Co.                                          301,584
                                                                    -----------
                                                                      1,201,282
                                                                    -----------
Beverages (2.7%):
     1,700   Anheuser-Busch Cos., Inc.                                   73,032
     2,500   Constellation Brands, Inc., Class A (b)                     65,575
     3,500   PepsiCo, Inc.                                              206,780
                                                                    -----------
                                                                        345,387
                                                                    -----------
Biotechnology (2.6%):
     4,000   Amgen, Inc. (b)                                            315,440
       100   Genentech, Inc. (b)                                          9,250
                                                                    -----------
                                                                        324,690
                                                                    -----------
Communications Equipment (4.4%):
    14,835   Cisco Systems, Inc. (b)                                    253,976
     6,008   Nokia Corp. - ADR                                          109,946
     4,500   QUALCOMM, Inc.                                             193,860
                                                                    -----------
                                                                        557,782
                                                                    -----------
Computer Hardware (3.2%):
     5,300   Dell, Inc. (b)                                             158,947
     2,950   International Business Machines Corp.                      242,490
                                                                    -----------
                                                                        401,437
                                                                    -----------
Electronic Components (0.7%):
     1,250   Emerson Electric Co.                                        93,375
                                                                    -----------
Financial Services (7.7%):
    11,367   Citigroup, Inc.                                            551,641
    10,000   MBNA Corp.                                                 271,600
     3,550   Washington Mutual, Inc.                                    154,425
                                                                    -----------
                                                                        977,666
                                                                    -----------
Food Products & Services (1.3%):
     5,100   SYSCO Corp.                                                158,355
                                                                    -----------

Healthcare Equipment & Supplies (3.5%):
     5,001   Medtronic, Inc.                                            287,908
     2,300   Zimmer Holdings, Inc. (b)                                  155,112
                                                                    -----------
                                                                        443,020
                                                                    -----------
Homebuilding (0.8%):
     2,667   D.R. Horton, Inc.                                           95,292
                                                                    -----------
Household Products (4.3%):
     2,400   Colgate-Palmolive Co.                                      131,640
     1,000   Fortune Brands, Inc.                                        78,020
     5,768   Procter & Gamble Co.                                       333,852
                                                                    -----------
                                                                        543,512
                                                                    -----------
Industrial Conglomerates (6.3%):
     2,600   3M Co.                                                     201,500
    16,725   General Electric Co.                                       586,211
                                                                    -----------
                                                                        787,711
                                                                    -----------
Insurance (5.0%):
     3,800   AFLAC, Inc.                                                176,396
     2,300   Allstate Corp.                                             124,361
     4,737   American International Group, Inc.                         323,206
                                                                    -----------
                                                                        623,963
                                                                    -----------
Machinery - Industrial (2.5%):
       500   Danaher Corp.                                               27,890
     2,100   Donaldson Co., Inc.                                         66,780
     1,954   Illinois Tool Works, Inc.                                  171,932
     1,200   Ingersoll -Rand Co. Ltd., Class A                           48,444
                                                                    -----------
                                                                        315,046
                                                                    -----------
Medical - Hospitals (0.7%):
     3,900   Health Management Associates, Inc., Class A                 85,644
                                                                    -----------
Medical Products/Supplies (1.1%):
     3,200   Stryker Corp.                                              142,176
                                                                    -----------
Motorcycle Manufacturers (0.3%):
       800   Harley-Davidson, Inc.                                       41,192
                                                                    -----------
Oil Companies - Integrated (4.3%):
     1,500   BP Amoco Co., PLC                                           96,330
     2,000   Chevron Corp.                                              113,540
       900   Conocophillips                                              52,362
     5,000   Exxon Mobil Corp.                                          280,850
                                                                    -----------
                                                                        543,082
                                                                    -----------
Pharmaceuticals (6.7%):
     1,600   GlaxoSmithKline PLC - ADR                                   80,768
     5,800   Johnson & Johnson                                          348,580
    17,900   Pfizer, Inc.                                               417,428
                                                                    -----------
                                                                        846,776
                                                                    -----------
Restaurants (0.2%):
       700   Sonic Corp. (b)                                             20,650
                                                                    -----------
Retail (15.4%):
     4,350   Bed Bath & Beyond, Inc. (b)                                157,253
     2,400   Best Buy Co., Inc.                                         104,352
     2,700   Chico's FAS, Inc. (b)                                      118,611
     1,700   Costco Wholesale Corp.                                      84,099
     8,475   Home Depot, Inc.                                           343,067
     4,400   Lowe's Cos., Inc.                                          293,304
     5,850   Staples, Inc.                                              132,854

     4,096   Target Corp.                                               225,157
     6,700   Wal-Mart Stores, Inc.                                      313,559
     3,930   Walgreen Co.                                               173,942
                                                                    -----------
                                                                      1,946,198
                                                                    -----------
Retail - Internet (0.9%):
     2,600   eBay, Inc. (b)                                             112,450
                                                                    -----------
Semiconductors (2.7%):
    13,546   Intel Corp.                                                338,108
                                                                    -----------
Services - Data processing (2.2%):
     2,150   Computer Sciences Corp. (b)                                108,876
     3,800   First Data Corp.                                           163,438
                                                                    -----------
                                                                        272,314
                                                                    -----------
Systems Software (2.9%):
    13,730   Microsoft Corp.                                            359,040
                                                                    -----------
Transport Services (0.2%):
       500   Yellow Roadway Corp. (b)                                    22,305
                                                                    -----------
TOTAL COMMON STOCKS                                                  12,120,860
INVESTMENT COMPANIES (2.6%):
     6,400   Energy Select Sector SPDR                                  321,984
                                                                    -----------
TOTAL INVESTMENT COMPANIES                                              321,984
                                                                    -----------
REPURCHASE AGREEMENTS (1.1%):
Cash (1.1%):
   134,851   Fifth Third Bank, 3.00%, 1/3/06, dated 12/30/05            134,851
                                                                    -----------
TOTAL REPURCHASE AGREEMENTS                                             134,851
                                                                    -----------
TOTAL INVESTMENTS (COST $10,280,426) (a) - 100.0%                    12,577,695
                                                                    ===========

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $2,913,453
Unrealized depreciation         (616,184)
                              ----------
Net unrealized appreciation   $2,297,269
                              ==========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

THE COVENTRY GROUP
THE SHELBY FUND

Schedule of Portfolio Investments                              December 31, 2005
(Unaudited)

   SHARES
     OR
  PRINCIPAL                   SECURITY
   AMOUNT                    DESCRIPTION                                 VALUE
------------                 -----------                              ----------
COMMON STOCKS (82.4%):
Aerospace/Defense (5.7%):
       8,000   Boeing Co.                                             $  561,920
                                                                      ----------
Banks (4.7%):
      14,000   S.Y. Bancorp, Inc.                                        350,280
       5,000   Texas Capital Bancshares, Inc. (b)                        112,050
                                                                      ----------
                                                                         462,330
                                                                      ----------
Biotechnology (9.3%):
      10,000   Genentech, Inc. (b)                                       925,000
                                                                      ----------
Broadcasting/Cable (2.1%):
       7,500   XM Satellite Radio Holdings, Inc.,                        204,600
               Class A (b)
                                                                      ----------
Casinos & Gambling (2.8%):
       9,000   International Game Technology                             277,020
                                                                      ----------
Communications Equipment (2.2%):
      10,000   Juniper Networks, Inc. (b)                                223,000
                                                                      ----------
Consumer Services (1.9%):
       5,000   Prepaid Legal Services, Inc.                              191,050
                                                                      ----------
Healthcare Equipment & Supplies (4.7%):
       5,000   Luxottica Group S.p.A. - ADR                              126,550
       5,000   Zimmer Holdings, Inc. (b)                                 337,200
                                                                      ----------
                                                                         463,750
                                                                      ----------
Insurance (1.6%):
         500   Markel Corp. (b)                                          158,525
                                                                      ----------
Machinery (6.0%):
      10,000   Terex Corp. (b)                                           594,000
                                                                      ----------
Medical Products/Supplies (8.1%):
       3,000   Alcon, Inc.                                               388,800
      20,000   Q-Med, Inc. (b)                                           193,400
       5,000   Stryker Corp.                                             222,150
                                                                      ----------
                                                                         804,350
                                                                      ----------
Metals (2.5%):
       4,000   Titanium Metals Corp. (b)                                 253,040
                                                                      ----------
Oil & Gas Exploration, Production, & Services (12.1%):
       6,000   Murphy Oil Corp.                                          323,940
       8,000   Suncor Energy, Inc.                                       505,040
       5,500   Transocean, Inc. (b)                                      383,295
                                                                      ----------
                                                                       1,212,275
                                                                      ----------
Pharmaceuticals (1.3%):
       2,500   Sepracor, Inc. (b)                                        129,000
                                                                      ----------
Restaurants (3.5%):
      35,000   Caribou Coffee Co., Inc. (b)                              351,400
                                                                      ----------
Retail (1.6%):

       2,000   Whole Foods Market, Inc.                                  154,780
                                                                      ----------
Semiconductors (10.6%):
       5,000   Advanced Micro Devices, Inc. (b)                          153,000
      10,000   Applied Materials, Inc.                                   179,400
      10,000   Novellus Systems, Inc. (b)                                241,200
      20,000   PMC-Sierra, Inc. (b)                                      154,200
      10,000   Texas Instruments, Inc.                                   320,700
                                                                      ----------
                                                                       1,048,500
                                                                      ----------
Transportation Services (1.7%):
       4,000   Landstar System, Inc.                                     166,960
                                                                      ----------
TOTAL COMMON STOCKS                                                    8,181,500
                                                                      ----------
DEPOSITARY RECEIPTS (1.8%):
       5,000   Semiconductor HOLDRs Trust                                183,200
                                                                      ----------
TOTAL DEPOSITARY RECEIPTS                                                183,200
REPURCHASE AGREEMENTS (15.2%):
Cash (15.2%):

   1,509,610   Fifth Third Bank, 3.00%, 1/3/06,                        1,509,610

               dated 12/30/05, with a maturity value
               of $1,510,113 (fully collateralized by
               US Government Securities)                              ----------
TOTAL REPURCHASE AGREEMENTS                                            1,509,610
                                                                      ==========
TOTAL INVESTMENTS (COST $8,222,987) (a) - 99.4%                        9,874,310
                                                                      ==========

----------
Percentages indicated are based on net assets.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $2,009,321
Unrealized depreciation         (357,998)
                              ----------
Net unrealized appreciation   $1,651,323
                              ==========

(b)  Represents non-income producing security.

ADR - American Depositary Receipt

See Notes to Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments (Unaudited)         December 31, 2005

ORGANIZATION:

The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. As of the date of this report, the Group offered multiple separate series, each with its own investment objective. The accompanying financial statements are for The Shelby Fund and The Shelby Large Cap Fund (collectively, the "Funds" and individually, a "Fund"), two series within the Group. The other funds of the Group are not included herein.

The Funds are authorized to issue three classes of shares, namely Class Y shares, Class A shares and Class B shares. Class B shares of the Funds and Class Y Shares of Large Cap Fund have not been offered for sale as of December 31, 2005. Each Class A and Class Y share of the Fund represents identical interests in the Fund's investment portfolio and have the same rights, except that (i) Class A shares bear the expense of a distribution fee, which will cause Class A shares to have a higher expense ratio and to pay lower dividends than those related to Class Y shares; (ii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable; and (iii) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. These policies are in conformity with U.S. generally accepted accounting principles ("GAAP"). The preparation of schedules of portfolio investments requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the schedules of portfolio investments and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

Portfolio securities listed or traded on domestic securities exchanges or the NASDAQ/NMS, including American Depositary Receipts ("ADR's"), are valued at the closing price on the exchange or system where the security is principally traded or at the Nasdaq Official Closing Price, if applicable. Investments for which market quotations are not readily available are valued at fair value using guidelines adopted by the trustees.

SECURITY TRANSACTIONS AND RELATED INCOME:

Changes in holdings of portfolio securities shall be reflected no later than in the calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Net realized gains or losses from sales of securities are determined on the specific identification cost method. Interest income and expenses are recognized on the accrual basis. Dividends are recorded on the ex-dividend date. Interest income includes premium amortization and discount accretion for financial reporting.

                                   Continued

REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements with financial institutions such as banks and broker-dealers which the investment advisor, SMC Capital, Inc., deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by a Fund's custodian or another qualified custodian.

THE COVENTRY GROUP
WAYNE HUMMER PATHMASTER DOMESTIC EQUITY FUND

Schedule of Portfolio Investments
December 31, 2005
(Unaudited)

                                                             SHARES    VALUE ($)
                                                             ------   ----------
EXCHANGE TRADED MUTUAL FUNDS  (99.7%)
iShares Russell Midcap Growth Index Fund                      1,308      123,004
iShares Russell Midcap Value Index Fund                       5,039      626,953
iShares Russell 1000 Growth Index Fund                        7,925      404,571
iShares Russell 1000 Value Index Fund                        11,657      805,732
iShares Russell 2000 Growth Index Fund                          553       38,500
iShares Russell 2000 Value Index Fund                         6,246      411,736
iShares Russell 3000 Index Fund                                 513       36,946
                                                                      ----------
TOTAL EXCHANGE TRADED FUNDS (COST $2,492,987)                          2,447,442
                                                                      ==========
CASH SWEEP (0.8%)
Brown Brothers Herriman Custodian Cash Sweep                 20,435       20,435
                                                                      ----------
TOTAL CASH SWEEP (COST $20,435)                                           20,435
                                                                      ----------
TOTAL INVESTMENTS (COST $2,513,422) (a) - 100.5%                      $2,467,877
                                                                      ==========

** Note that the percentages, above, are based on the Funds' Net Assets as of December 31, 2005.

(a) Represents cost for financial reporting purposes, is substantially the same as cost for federal income tax purposes, and differs from value by unrealized appreciation of securities as follows:

Unrealized appreciation       $    -0-
Unrealized depreciation        (45,545)
                              --------
Net unrealized depreciation   $(45,545)
                              ========

                 See Notes to Schedule of Portfolio Investments.

Notes to Schedule of Portfolio Investments (Unaudited)        December 31, 2005

ORGANIZATION:

The Coventry Group (the "Group") was organized on January 8, 1992 as a Massachusetts business trust, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Group contains the Wayne Hummer Pathmaster Domestic Equity Fund(collectively, the "Fund" and individually, a "Fund"). The Fund is authorized to issue Class I, Class C, and Class A Shares. Financial Statements for all other series are published separately.

Under the Group's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Group. In addition, in the normal course of business, the Group may enter into contracts with its vendors and others that provide general indemnification. Each Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against a Fund. However, based on experience, the Funds expect the risk of loss to be remote.

SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies followed by the Funds in the preparation of its schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles ("GAAP") in the United States of America. The preparation of portfolio investments requires management to make estimates and assumptions that may affect the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

SECURITIES VALUATION:

The value of each equity security is based either on the closing price on a national securities exchange, or in the absence of recorded sales, at fair value as determined by the Funds' Trustees.

SECURITY TRANSACTIONS AND RELATED INCOME:

Changes in holdings of portfolio securities shall be reflected no later than in the first calculation on the first business day following the trade date. However, for financial reporting purposes, portfolio security transactions are reported on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Income and realized and unrealized gains and losses on investments are allocated to each class of shares based upon relative net assets or other appropriate basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Coventry Group


By (Signature and Title)* /s/ R. Jeffrey Young - President
                          -------------------------------------

Date 2/28/06

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ R. Jeffrey Young - President
                          -------------------------------------

Date 2/28/06


By (Signature and Title)* /s/ Christopher E. Sabato - Treasurer
                          -------------------------------------

Date 2/28/06

* Print the name and title of each signing officer under his or her signature.